As filed with the Securities and Exchange Commission on September 29, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Rd. NW, Suite 500

Atlanta, Georgia 30305

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

One Buckhead Plaza

3060 Peachtree Rd. NW, Suite 500

Atlanta, Georgia 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: February 1, 2016 through July 31, 2016

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

July 31, 2016

Angel Oak Multi-Strategy Income Fund

Angel Oak Flexible Income Fund

Angel Oak High Yield Opportunities Fund

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

(404) 953-4900

Investment Results – (Unaudited)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Angel Oak Multi-Strategy Income Fund (the “Predecessor Multi-Strategy Income Fund”) as a result of the reorganization of the Predecessor Multi-Strategy Income Fund into the Fund on April 10, 2015. Accordingly, the performance information shown in the chart above and the table below for periods prior to April 10, 2015 is that of the Predecessor Multi-Strategy Income Fund. The Predecessor Multi-Strategy Income Fund was also advised by the Adviser and had the same investment objective, policies, and strategies as the Fund.

The chart above assumes an initial investment of $10,000 made on August 16, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2016)

			Average Annual Returns
	Six Months	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	2.48%	-0.27%	4.27%	N/A	4.69%
Angel Oak Multi-Strategy Income Fund, Class A without load	2.35%	-0.51%	4.02%	6.81%	7.90%
Angel Oak Multi-Strategy Income Fund, Class A with load	0.05%	-2.77%	3.24%	6.34%	7.42%
Angel Oak Multi-Strategy Income Fund, Class C without load	1.97%	N/A	N/A	N/A	-1.29%
Angel Oak Multi-Strategy Income Fund, Class C with load	0.98%	N/A	N/A	N/A	-2.22%
Barclays U.S. Aggregate Bond Index(3)	4.54%	5.94%	4.23%	3.57%	2.98	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is August 16, 2012 for Institutional Class Shares, June 28, 2011 for Class A Shares, and August 4, 2015 for Class C Shares.

(3) The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Barclays U.S. Aggregate Bond Index return from the inception date of Class A Shares and Class C Shares is 3.78% and 6.01%, respectively.

Investment Results – (Unaudited) (continued)

Angel Oak Flexible Income Fund

Total Return Based on a $1,000,000 Investment

The chart above assumes an initial investment of $10,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not relfect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not relfect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2016)

			Average Annual Returns
	Six Months	One Year	Since Inception(2)
Angel Oak Flexible Income Fund, Institutional Class	0.27%	-4.13%	0.67%
Angel Oak Flexible Income Fund, Class A without load	0.13%	-4.42%	0.42%
Angel Oak Flexible Income Fund, Class A with load	-2.12%	-6.60%	-0.89%
Angel Oak Flexible Income Fund, Class C without load	-0.26%	N/A	-5.21%
Angel Oak Flexible Income Fund, Class C with load	-1.23%	N/A	-6.12%
Barclays U.S. Aggregate Bond Index(3)	4.54%	5.94%	4.24	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is November 3, 2014 for Institutional Class and Class A Shares and August 4, 2015 for Class C Shares.

(3) The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class and Class A Shares. The Barclays U.S. Aggregate Bond Index return from the inception date of the Class C Shares is 6.01%.

Investment Results – (Unaudited) (continued)

Angel Oak High Yield Opportunities Fund

Total Return Based on a $1,000,000 Investment

The Fund is the successor to the investment performance of the Rainier High Yield Fund (the “Predecessor High Yield Fund”) as a result of the reorganization of the Predecessor High Yield Fund into the Fund on April 15, 2016. Accordingly, the performance information shown in the chart above and the table below for periods prior to April 15, 2016 is that of the Predecessor High Yield Fund’s Institutional Shares and Original Shares for the Fund’s Institutional Class and Class A shares, respectively. The Predecessor High Yield Fund was managed by the same portfolio managers as the Fund and had substantially the same investment objectives, policies, and strategies as the Fund.

The chart above assumes an initial investment of $10,000 made on March 31, 2009 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not relfect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not relfect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the period ended July 31, 2016)

			Average Annual Returns
	Six Months	One Year	Three Year	Five Year	Since Inception(2)
Angel Oak High Yield Opportunities Fund, Institutional Class	12.45%	5.96%	4.73%	6.05%	9.98%
Angel Oak High Yield Opportunities Fund, Class A without load	12.38%	5.69%	4.48%	N/A	5.20%
Angel Oak High Yield Opportunities Fund, Class A with load	9.87%	3.36%	3.70%	N/A	4.61%
Bank of America Merrill Lynch U.S. High Yield Index(3)	13.88%	4.92%	4.40%	5.97%	13.01	%(4)
Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index(5)	11.93%	4.90%	4.82%	6.10%	11.67	%(6)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge.

(2) Institutional Class Shares commenced operations on March 31, 2009 and Class A Shares commenced operations on July 31, 2012.

(3) The Bank of America Merrill Lynch U.S. High Yield Index tracks the performance of below investment grade, but not in default, U.S. dollar denominated corporate bonds publicy issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Bank of America Merrill Lynch U.S. High Yield Index is from the inception date of the Institutional Class Shares. The Bank of America Merrill Lynch U.S. High Yield Index return from the inception date of Class A Shares is 5.66%.

(5) The Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index contains all the securities in the Bank of America Merrill Lynch U.S. High Yield Index rate BB+ through B- by S&P (or equivalent as rated by Moody’s or Fitch), but cap issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(6) The return shown for the Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index is from the inception date of the Institutional Class Shares. The Bank of America Merrill Lynch U.S. High Yield BB-B Rated Index return from the inception date of Class A Shares is 5.68%.

Portfolio Holdings – (Unaudited)

The investment objective of Angel Oak Multi-Strategy Income Fund is to seek current income.

The investment objective of Angel Oak Flexible Income Fund is to seek current income with a secondary objective of total return.

The investment objective of Angel Oak High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation.

*As a percentage of total investments.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from February 1, 2016 to July 31, 2016.

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactoinal costs were included, your costs would have been higher.

Summary of Funds’ Expenses – (Unaudited) (continued)

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2016	Ending Account Value, July 31, 2016	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,023.50	$7.09	1.41%
	Hypothetical(2)	$1,000.00	$1,017.85	$7.07	1.41%
Class C	Actual	$1,000.00	$1,019.70	$10.85	2.16%
	Hypothetical(2)	$1,000.00	$1,014.12	$10.82	2.16%
Institutional Class	Actual	$1,000.00	$1,024.80	$5.84	1.16%
	Hypothetical(2)	$1,000.00	$1,019.10	$5.82	1.16%

Angel Oak Flexible Income Fund		Beginning Account Value, February 1, 2016	Ending Account Value, July 31, 2016	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,001.30	$5.92	1.19%
	Hypothetical(2)	$1,000.00	$1,018.95	$5.97	1.19%
Class C	Actual	$1,000.00	$997.40	$9.54	1.92%
	Hypothetical(2)	$1,000.00	$1,015.32	$9.62	1.92%
Institutional Class	Actual	$1,000.00	$1,002.70	$4.63	0.93%
	Hypothetical(2)	$1,000.00	$1,020.24	$4.67	0.93%

(1) Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period February 1, 2016 through July 31, 2016. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Angel Oak High Yield Opportunities Fund		Beginning Account Value, April 1, 2016	Ending Account Value, July 31, 2016	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,081.60	$2.26	0.65%
	Hypothetical(2)	$1,000.00	$1,014.54	$2.19	0.65%
Institutional Class	Actual	$1,000.00	$1,082.70	$3.13	0.90%
	Hypothetical(2)	$1,000.00	$1,013.70	$3.03	0.90%

(1) Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period April 1, 2016 through July 31, 2016. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical assumes 5% annual return before expenses.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 8.17%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A2C, 0.648%, 5/25/2036 (a)	$2,847,734	$2,732,771
Bear Stearns Asset Backed Securities Trust, Series 2007-SD3, Class A, 0.738%, 5/25/2037 (a)	87,348	73,791
Business Loan Express Business Loan Trust, Series 2007-AA, Class A, 0.887%, 10/20/2040 (a)(b)	8,355,373	6,585,154
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (b)	6,391,364	6,391,325
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.548%, 1/25/2037 (a)	5,316,991	4,751,970
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.598%, 1/25/2037 (a)	3,698,955	2,975,588
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 0.638%, 5/25/2036 (a)	17,639,078	13,802,085
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 5.721%, 1/25/2037 (a)	15,111,781	8,434,641
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 5.737%, 1/25/2037 (a)	10,263,367	5,647,520
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 5.835%, 1/25/2037 (a)	12,321,033	6,787,448
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 5.910%, 1/25/2037 (a)	2,052,673	1,164,106
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 6.004%, 1/25/2037 (a)	7,780,122	4,195,275
Fieldstone Mortgage Investment Trust, Series 2006-1, Class A2, 0.678%, 5/25/2036 (a)	10,722,709	7,407,333
Fieldstone Mortgage Investment Trust, Series 2007-1, Class 2A3, 0.828%, 4/25/2037 (a)	14,462,293	9,909,809
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.738%, 12/25/2035 (a)	943,710	717,267
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.838%, 12/25/2035 (a)	616,355	530,383
GSAA Home Equity Trust, Series 2006-1, Class A1, 0.578%, 1/25/2036 (a)	1,790,030	1,016,243
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.738%, 1/25/2036 (a)	4,535,759	3,003,375
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (a)	3,741,212	2,050,917
GSAA Home Equity Trust, Series 2006-11, Class 2A2, 0.648%, 7/25/2036 (a)	30,389,772	15,307,997
GSAA Home Equity Trust, Series 2006-14, Class A2, 0.658%, 9/25/2036 (a)	8,128,862	4,188,469
GSAA Home Equity Trust, Series 2007-1, Class 1A2, 0.658%, 2/25/2037 (a)	3,226,323	1,728,519
GSAA Home Equity Trust, Series 2007-4, Class A3A, 0.788%, 3/25/2037 (a)(c)	63,929,058	37,808,284
GSAA Home Equity Trust, Series 2007-2, Class AF4A, 5.983%, 3/25/2037 (a)	3,076,869	1,594,569
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.668%, 12/25/2046 (a)	19,253,791	10,279,695
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047 (a)	7,955,555	5,324,923
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.608%, 4/25/2047 (a)	7,788,868	6,338,931
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,650,000	8,791,478
HOA Funding LLC, Series 2015-1A, Class B, 9.000%, 8/20/2044 (b)	1,000,000	952,524
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	1,000,000	1,164,553
JGWPT XXXII LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,549,387	5,643,233
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	9,243,169	9,372,287
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (a)(d)	54,419,891	963,395
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 0.988%, 11/25/2035 (a)	26,402,448	17,756,834
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A3, 0.588%, 10/25/2036 (a)	15,600,862	9,433,591
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (a)	16,880,999	9,687,077
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (a)	6,510,808	3,800,964
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (a)	16,194,153	8,923,399
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (a)	1,187,777	769,069
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	10,145,312	7,437,508
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 7/25/2047 (a)	1,307,349	974,669
Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, 0.678%, 4/25/2037 (a)	16,115,252	13,913,280

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – (continued)
Nomura Home Equity Loan Trust, Series 2006-HE3, Class 2A3, 0.596%, 7/25/2036 (a)	$10,883,302	$9,654,120
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.686%, 4/25/2037 (a)	4,000,946	2,457,737
Ownit Mortgage Loan Trust, Series 2006-1, Class AF2, 5.290%, 10/25/2035 (a)	12,922,317	8,228,324
Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, 4.375%, 5/27/2031 (b)	7,523,564	7,597,566
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 0.768%, 5/25/2037 (a)	7,691,865	6,905,864
Securitized Asset Backed Receivables LLC Trust, Series 2006-HE2, Class A2B, 0.588%, 7/25/2036 (a)	32,734,813	18,831,749
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	2,001,736	2,099,083
Soundview Home Loan Trust, Series 2007-OPT1, Class X, 0.049%, 6/25/2037 (a)(d)	586,135,182	2,207,971
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.588%, 11/25/2037 (a)	3,324,985	2,361,704
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,227,000	1,097,726
STORE Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,174,955	6,511,774
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 4.250%, 4/25/2046 (b)	4,842,320	4,878,637
VOLT XLV LLC, Series 2016-NPL5, Class A1, 4.000%, 5/25/2046 (b)	3,043,225	3,068,067
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.750%, 6/25/2046 (a)(b)	4,962,536	4,996,798
VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055 (a)(b)	1,078,250	1,070,028
VOLT XXXIX LLC, Series 2015-NPL13, Class A1, 4.125%, 10/25/2045 (b)	992,634	995,116

TOTAL ASSET-BACKED SECURITIES – (Cost $379,488,400)		353,294,513

Collateralized Debt Obligations – 0.48%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)(j)	3,000,000	3,015,000
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)(j)	6,275,000	6,306,375
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (a)(b)(e)(j)	11,231,000	11,287,155

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost $20,506,000)		20,608,530

Collateralized Loan Obligations – 9.98%
Acis CLO Ltd., Series 2013-1A, Class E, 6.279%, 4/18/2024 (a)(b)	5,000,000	4,131,000
ALM VII Ltd., Series 2013-7R2A, Class D, 5.715%, 4/24/2024 (a)(b)	3,000,000	3,002,550
ALM XVI Ltd., Series 2015-16A, Class D, 6.030%, 7/15/2027 (a)(b)	1,250,000	1,153,234
Apidos CLO XIV, Series 2013-14A, Class E, 5.080%, 4/15/2025 (a)(b)	3,000,000	2,804,439
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.593%, 7/28/2025 (a)(b)	5,500,000	5,041,822
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.700%, 10/15/2026 (a)(b)	3,000,000	3,020,916
Arrowpoint CLO Ltd., Series 2013-1A, Class C, 4.032%, 4/25/2024 (a)(b)	10,000,000	10,020,450
Arrowpoint CLO Ltd., Series 2014-3A, Class D, 5.780%, 10/15/2026 (a)(b)(c)	11,000,000	11,018,051
BlueMountain CLO Ltd., Series 2016-2A, Class C, 4.796%, 8/20/2028 (a)(b)	3,000,000	2,952,075
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 6.196%, 1/20/2025 (a)(b)	2,850,000	2,776,954
Catamaran CLO Ltd., Series 2012-1A, Class D, 5.147%, 12/20/2023 (a)(b)	8,750,000	8,672,624
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 6.180%, 1/15/2026 (a)(b)	5,000,000	5,033,120
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.680%, 12/5/2024 (a)(b)	2,000,000	1,598,462
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.752%, 1/29/2025 (a)(b)(c)	9,750,000	9,755,782
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.652%, 1/29/2025 (a)(b)	1,000,000	853,598
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.636%, 11/21/2022 (a)(b)(c)	5,000,000	4,944,385
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 7.136%, 11/21/2022 (a)(b)	10,250,000	10,149,386
Crown Point CLO Ltd., Series 2013-2A, Class B1L, 4.223%, 12/31/2023 (a)(b)	4,000,000	3,827,896

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Cutwater Ltd., Series 2014-2A, Class C, 5.080%, 1/15/2027 (a)(b)	$4,000,000	$3,880,768
Cutwater Ltd., Series 2014-2A, Class D, 6.530%, 1/15/2027 (a)(b)	2,000,000	1,675,204
Doral CLO I Ltd., Series 2012-3A, Class C, 5.147%, 12/19/2022 (a)(b)(c)	13,000,000	13,018,538
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 4.538%, 10/19/2025 (a)(b)	85,187	81,852
Galaxy XI CLO Ltd., Series 2011-11A, Class F, 7.386%, 8/20/2022 (a)(b)	5,250,000	5,099,692
JFIN CLO Ltd., Series 2015-2A, Class D, 5.019%, 10/19/2026 (a)(b)	10,000,000	9,824,130
JFIN CLO Ltd., Series 2016-1A, Class D, 5.280%, 7/27/2028 (a)(b)	9,500,000	8,383,750
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 4.446%, 1/20/2021 (a)(b)	11,010,000	11,113,032
JFIN Revolver CLO Ltd., Series 2014-2A, Class D, 3.386%, 2/20/2022 (a)(b)	5,000,000	4,778,210
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 3.386%, 2/20/2022 (a)(b)	5,000,000	4,956,500
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 2.936%, 4/20/2023 (a)(b)(c)	19,000,000	18,411,266
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 3.996%, 4/20/2023 (a)(b)(c)	11,000,000	10,796,819
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.530%, 4/30/2023 (a)(b)	4,000,000	3,883,676
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class D, 5.779%, 10/17/2025 (a)(b)	18,600,000	18,638,428
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 8.029%, 10/17/2025 (a)(b)	7,650,000	7,478,831
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.946%, 7/20/2024 (a)(b)	4,500,000	4,456,012
KKR Financial CLO Ltd., Series 2007-1A, Class E, 5.626%, 5/15/2021 (a)(b)	10,006,412	10,011,645
KVK CLO Ltd., Series 2015-1A, Class D, 4.636%, 5/20/2027 (a)(b)	7,600,000	6,861,508
LCM XIV LP, Series 14A, Class D, 4.180%, 7/15/2025 (a)(b)	3,325,000	3,300,478
Madison Park Funding XV Ltd., Series 2014-15A, Class D, 6.184%, 1/27/2026 (a)(b)	5,000,000	4,730,600
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class D, 4.604%, 5/22/2027 (a)(b)(c)	11,000,000	10,535,503
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.656%, 9/14/2023 (a)(b)	3,500,000	3,504,428
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 5.876%, 11/14/2025 (a)(b)	3,000,000	2,801,892
NewStar Clarendon Fund CLO LLC, Series 2014-1A, Class D, 5.065%, 1/25/2027 (a)(b)	7,465,000	6,941,898
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.627%, 8/13/2025 (a)(b)	4,000,000	3,971,340
Ocean Trails CLO V, Series 2014-5A, Class D, 4.629%, 10/13/2026 (a)(b)	3,000,000	2,896,485
OFSI Fund VII Ltd., Series 2014-7A, Class D, 5.679%, 10/18/2026 (a)(b)(c)	10,600,000	10,646,587
OFSI Fund VII Ltd., Series 2014-7A, Class E, 7.929%, 10/18/2026 (a)(b)	7,000,000	6,833,358
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.529%, 10/17/2022 (a)(b)	2,500,000	2,495,260
Saranac CLO I Ltd., Series 2013-1A, Class D, 4.271%, 10/26/2024 (a)(b)	4,000,000	3,605,956
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 4.196%, 10/20/2023 (a)(b)	8,000,000	7,890,760
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 5.196%, 10/20/2023 (a)(b)(c)	13,100,000	11,845,623
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 5.397%, 10/30/2026 (a)(b)(c)	23,400,000	23,432,315
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 5.221%, 4/26/2025 (a)(b)	5,000,000	4,758,215
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.197%, 1/21/2026 (a)(b)	6,000,000	5,815,056
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.604%, 8/21/2026 (a)(b)	2,000,000	1,979,290
Steele Creek CLO Ltd., Series 2014-1X, Class E2, 7.604%, 8/21/2026 (a)(f)	500,000	494,823
Symphony CLO XII Ltd., Series 2013-12A, Class E, 5.580%, 10/15/2025 (a)(b)	2,000,000	1,879,842
TICC CLO LLC, Series 2012-1A, Class D1, 6.412%, 8/25/2023 (a)(b)	7,000,000	7,000,000
Tralee CLO III Ltd., Series 2014-3A, Class D2, 5.596%, 7/20/2026 (a)(b)	7,000,000	7,010,339
Tralee CLO III Ltd., Series 2014-3A, Class E, 7.696%, 7/20/2026 (a)(b)(c)	5,790,000	5,369,142
Trinitas CLO III Ltd., Series 2015-3A, Class D1, 4.830%, 7/15/2027 (a)(b)(c)	15,250,000	14,675,441
Venture XI CLO Ltd., Series 2012-11A, Class CR, 3.576%, 11/14/2022 (a)(b)	2,000,000	2,007,450
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.315%, 7/24/2024 (a)(b)	3,000,000	2,924,991
Voya CLO Ltd., Series 2012-1A, Class DR, 5.856%, 3/14/2022 (a)(b)	2,000,000	2,003,842
Voya CLO Ltd., Series 2012-1A, Class ER, 7.156%, 3/14/2022 (a)(b)	2,000,000	2,015,658
Voya CLO Ltd., Series 2012-3A, Class ER, 6.680%, 10/15/2022 (a)(b)	5,000,000	4,988,925
Voya CLO Ltd., Series 2013-1A, Class C, 4.180%, 4/15/2024 (a)(b)	2,500,000	2,499,955
Washington Mill CLO Ltd., Series 2014-1A, Class D, 4.146%, 4/20/2026 (a)(b)	5,000,000	4,672,480

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Wellfleet CLO Ltd., Series 2015-1A, Class D, 5.196%, 10/20/2027 (a)(b)(c)	$9,250,000	$9,271,765
West CLO Ltd., Series 2012-1A, Class D, 7.137%, 10/30/2023 (a)(b)(c)	5,000,000	3,797,915
Wind River CLO Ltd., Series 2012-1A, Class D, 5.680%, 1/15/2024 (a)(b)	4,000,000	4,009,092
Wind River CLO Ltd., Series 2012-1A, Class E, 5.930%, 1/15/2024 (a)(b)	5,000,000	4,937,770

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost $429,769,513)		431,651,079

Collateralized Mortgage Obligations – 68.01%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.798%, 7/25/2035 (a)	1,437,288	1,314,765
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 3.145%, 11/25/2035 (a)	8,748,736	7,441,587
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 3.145%, 11/25/2035 (a)	12,613,477	10,838,117
Adjustable Rate Mortgage Trust, Series 2005-12, Class 2A1, 3.066%, 3/25/2036 (a)	857,360	678,175
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 0.608%, 8/25/2036 (a)	14,481,104	8,964,484
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A1, 0.638%, 3/25/2037 (a)	2,085,571	1,535,761
Adjustable Rate Mortgage Trust, Series 2007-1, Class 5A22, 0.718%, 3/25/2037 (a)	5,747,402	3,407,738
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.332%, 3/25/2037 (a)	1,306,700	1,067,787
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.072%, 6/25/2037 (a)	6,126,863	5,392,846
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.703%, 5/25/2046 (a)(d)	53,720,614	5,935,752
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.415%, 9/25/2046 (a)	1,956,973	1,339,462
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 1.155%, 2/25/2047 (a)(c)	48,881,734	28,330,289
American Home Mortgage Assets Trust, Series 2007-5, Class XP, 2.807%, 6/25/2047 (a)(d)	51,463,092	6,296,664
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.788%, 9/25/2045 (a)	18,036,144	14,761,267
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 2.058%, 9/25/2045 (a)	1,221,413	1,031,415
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.788%, 11/25/2045 (a)	15,194,160	12,846,692
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 0.668%, 12/25/2046 (a)	4,281,133	3,556,897
American Home Mortgage Investment Trust, Series 2007-1, Class GA1C, 0.643%, 5/25/2047 (a)	14,342,954	9,099,113
BAMLL Re-REMIC Trust, Series 2015-FR11, Class A705, 1.872%, 9/27/2044 (a)(b)	5,000,000	4,591,330
BAMLL Re-REMIC Trust, Series 2016-FR13, Class A, 1.750%, 7/27/2045 (a)(b)	10,000,000	7,519,850
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	1,882,129	1,611,966
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/15/2048	4,000,000	3,123,404
Bank of America Commercial Mortgage Trust, Series 2016-UB10, Class C, 4.913%, 6/15/2049	8,000,000	8,804,008
Bank of America Commercial Mortgage Trust, Series 2007-5, Class AJ, 5.970%, 2/10/2051 (a)	5,000,000	4,573,580
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.946%, 9/20/2035 (a)	2,898,230	2,455,108
Bank of America Funding Trust, Series 2005-H, Class 1A1, 2.804%, 11/20/2035 (a)	584,829	513,981
Bank of America Funding Trust, Series 2007-C, Class 1A3, 3.019%, 5/20/2036 (a)	19,114	18,176
Bank of America Funding Trust, Series 2007-C, Class 4A3, 3.107%, 5/20/2036 (a)	19,817,262	19,579,495
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.107%, 5/20/2036 (a)	3,334,830	3,122,608
Bank of America Funding Trust, Series 2006-5, Class 1A4, 6.000%, 9/25/2036	8,335,143	7,248,774
Bank of America Funding Trust, Series 2006-H, Class 6A1, 0.677%, 10/20/2036 (a)	19,193,989	15,258,991
Bank of America Funding Trust, Series 2006-I, Class 2A2, 2.608%, 12/20/2036 (a)	18,416	16,869
Bank of America Funding Trust, Series 2007-3, Class TA4, 0.918%, 4/25/2037 (a)	5,303,604	3,678,468
Bank of America Funding Trust, Series 2007-D, Class 3A1, 3.019%, 6/20/2037 (a)	289,424	274,273
Bank of America Funding Trust, Series 2007-D, Class 3A3, 3.019%, 6/20/2037 (a)	3,820,688	3,589,406
Bank of America Mortgage Trust, Series 2005-I, Class 4A1, 2.771%, 10/25/2035 (a)	4,005,234	3,809,165
Bank of America Mortgage Trust, Series 2005-K, Class 2A1, 3.194%, 12/25/2035 (a)	431,704	389,510
BBCMS Trust, Series 2014-BXO, Class D, 3.481%, 8/15/2027 (a)(b)	1,080,000	1,074,525
BBCMS Trust, Series 2014-BXO, Class E, 4.231%, 8/15/2027 (a)(b)	9,250,000	9,033,624
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 3.296%, 12/27/2034 (a)(b)	9,013,000	8,928,728
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 2.864%, 3/26/2035 (a)(b)	3,693,643	3,427,679

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 2.866%, 3/28/2036 (a)(b)	$6,729,753	$5,864,085
BCAP LLC Trust, Series 2010-RR7, Class 9A12, 2.520%, 5/26/2036 (a)(b)	3,186,801	2,652,438
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 0.693%, 10/26/2036 (a)(b)	17,724,114	13,801,360
BCAP LLC Trust, Series 2006-AA2, Class A1, 0.658%, 1/25/2037 (a)	7,880,284	6,227,701
BCAP LLC Trust, Series 2007-AA1, Class 2A1, 0.668%, 3/25/2037 (a)	3,708,088	3,270,778
BCAP LLC Trust, Series 2007-AA3, Class 1A2, 0.758%, 4/25/2037 (a)	44,210	35,633
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.688%, 10/25/2047 (a)(c)	26,927,981	23,361,990
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 2.948%, 3/25/2035 (a)	2,525,403	2,336,283
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 12A1, 2.776%, 2/25/2036 (a)	3,875,186	3,397,930
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 23A1, 2.853%, 2/25/2036 (a)	849,534	719,313
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 3.211%, 7/25/2036 (a)	2,401,682	2,074,556
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-2, Class 3A1, 2.752%, 12/25/2046 (a)	6,275,129	5,206,242
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.133%, 5/25/2047 (a)	2,757,978	2,512,819
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.775%, 7/25/2035 (a)	3,479,621	3,298,757
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.986%, 9/25/2035 (a)(c)	29,642,419	25,163,242
Bear Stearns ALT-A Trust, Series 2005-7, Class 21A1, 3.189%, 9/25/2035 (a)	11,127,126	9,888,087
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 1.028%, 10/25/2035 (a)(c)	21,799,965	19,218,762
Bear Stearns ALT-A Trust, Series 2005-10, Class 23A1, 2.918%, 1/25/2036 (a)(c)	17,035,856	13,722,859
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 0.968%, 2/25/2036 (a)	8,426,481	7,151,807
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 0.888%, 11/25/2034 (a)	2,847,636	2,300,656
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.488%, 8/25/2035 (a)	3,653,061	3,034,857
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.363%, 2/11/2044 (c)	5,000,000	4,630,780
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, 5.874%, 6/11/2050 (a)	5,000,000	4,959,380
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1X, 0.400%, 10/25/2036 (d)	85,634,253	2,147,193
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.668%, 10/25/2036 (a)(c)	26,956,483	21,802,242
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 0.678%, 1/25/2037 (a)	24,571,046	20,259,491
Bear Stearns Mortgage Funding Trust, Series 2007-AR5, Class 2A2, 0.718%, 7/25/2037 (a)	109,446	79,328
BLCP Hotel Trust, Series 2014-CLRN, Class F, 3.515%, 8/15/2029 (a)(b)	7,458,000	6,555,052
CD Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048 (c)	10,000,000	5,653,390
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B, 2.592%, 7/15/2030 (a)(b)	5,000,000	5,002,620
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (Acquired 05/14/2013, Cost $6,982,167) (a)(b)(e)(g)	7,931,000	4,758,600
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 6.180%, 4/15/2044 (Acquired 10/21/2015, Cost $752,824) (a)(b)(e)(g)	821,000	574,700
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, 2.698%, 12/25/2035 (a)	1,638,613	1,488,242
Chase Mortgage Finance Trust, Series 2007-S2, Class 1A9, 6.000%, 3/25/2037	2,261,755	1,903,868
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.166%, 7/25/2037 (a)	1,013,544	936,545
ChaseFlex Trust, Series 2006-1, Class A4, 6.300%, 6/25/2036 (a)	33,355,000	28,328,868
ChaseFlex Trust, Series 2006-2, Class A4, 6.340%, 9/25/2036 (a)(h)	11,776,587	10,768,322
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.988%, 2/25/2037 (a)	4,405,830	2,931,542
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	3,057,730	2,580,425
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.638%, 1/25/2036 (a)(b)	9,522,723	8,565,566
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.688%, 1/25/2036 (a)(b)	7,141,086	6,213,044

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.399%, 4/25/2037 (a)(b)(d)	$62,343,525	$1,267,756
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class IO, 1.313%, 4/25/2037 (a)(b)(d)	62,343,525	3,111,752
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 4.900%, 3/10/2047 (a)(b)	2,000,000	1,706,246
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.954%, 5/10/2049 (a)	8,000,000	8,849,032
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.951%, 5/25/2035 (a)	563,220	530,406
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4, 3.065%, 8/25/2035 (a)	185,478	163,740
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 1A2, 3.379%, 8/25/2035 (a)	425,062	345,800
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 3.095%, 9/25/2035 (a)	7,355,410	6,878,640
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 2.955%, 3/25/2036 (a)	1,406,687	1,268,075
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 3.407%, 8/25/2036 (a)	3,071,306	2,861,511
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	1,084,113	996,323
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A2, 4.912%, 2/25/2037 (a)(d)	28,454,739	4,756,580
Commercal Mortgage Pass Through Certificates, Series 2014-CR14, Class D, 4.604%, 2/10/2047 (a)(b)	10,000,000	9,695,010
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.094%, 12/10/2049 (a)(c)	14,067,479	9,372,993
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.751%, 12/10/2023 (a)(b)	5,000,000	4,917,830
Commercial Mortgage Trust, Series 2013-CR9, Class D, 4.257%, 7/10/2045 (a)(b)	5,000,000	4,762,660
Commercial Mortgage Trust, Series 2012-CR4, Class D, 4.572%, 10/15/2045 (a)(b)	3,000,000	2,948,346
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.171%, 3/10/2046 (a)(b)	6,146,000	5,190,586
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.084%, 10/10/2046 (a)(b)	5,000,000	4,658,865
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.169%, 10/10/2046 (a)(b)	5,000,000	4,834,070
Commercial Mortgage Trust, Series 2006-C8, Class AJ, 5.377%, 12/10/2046	5,000,000	4,793,485
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.763%, 2/10/2047 (a)(b)	250,000	224,490
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.799%, 5/10/2047 (a)(b)	9,000,000	8,143,929
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.625%, 8/10/2047 (a)	5,000,000	5,175,350
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.719%, 8/10/2047 (a)(b)	11,000,000	9,467,381
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	3,161,256
Commercial Mortgage Trust, Series 2015-DC1, Class AM, 3.724%, 2/10/2048	5,000,000	5,393,555
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.353%, 2/10/2048 (a)(b)	7,000,000	5,583,606
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.127%, 3/10/2048 (a)(b)	10,000,000	8,221,290
Commercial Mortgage Trust, Series 2015-CR26, Class D, 3.495%, 10/10/2048 (a)	5,000,000	3,509,675
Commercial Mortgage Trust, Series 2015-CR26, Class A4, 3.630%, 10/10/2048	7,000,000	7,670,754
Commercial Mortgage Trust, Series 2015-CR24, Class C, 4.373%, 8/10/2055 (a)	5,000,000	5,195,985
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	524,037	504,758
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A1, 5.000%, 3/25/2035	20,943	20,188
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	1,128,380	1,128,325
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,271,840	1,172,166
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 4.562%, 4/25/2035 (a)(d)	30,050,507	4,371,267
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.021%, 6/25/2035 (a)(d)	35,294,660	2,586,781
CountryWide Alternative Loan Trust, Series 2005-24, Class 3A2, 0.885%, 7/20/2035 (a)	6,460	230
CountryWide Alternative Loan Trust, Series 2005-24, Class 1AX, 1.068%, 7/20/2035 (a)(d)	33,934,063	1,071,502
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.988%, 7/25/2035 (a)	4,353,347	3,518,871
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.988%, 7/25/2035 (a)	1,992,186	1,480,780
CountryWide Alternative Loan Trust, Series 2005-17, Class 1X3, 1.946%, 7/25/2035 (a)(d)	39,390,385	2,090,408
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,534,901	1,465,576
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.788%, 8/25/2035 (a)	17,674,565	14,866,943
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 1.996%, 8/25/2035 (a)(d)	44,068,211	2,900,526

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	$1,514,194	$1,307,623
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.370%, 9/25/2035 (a)(d)	107,306,676	6,460,398
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.988%, 10/25/2035 (a)	708,997	521,941
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.022%, 10/25/2035 (a)(d)	60,520,264	4,593,609
CountryWide Alternative Loan Trust, Series 2005-51, Class 3A3A, 0.807%, 11/20/2035 (a)	3,606,249	2,971,700
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 1.988%, 11/20/2035 (a)(d)	42,430,678	3,215,694
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 2.106%, 11/20/2035 (a)(d)	29,299,208	2,050,241
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 2.199%, 11/20/2035 (a)(d)	153,879,493	10,642,306
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.292%, 11/20/2035 (a)(d)	58,655,779	5,591,597
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.022%, 11/25/2035 (a)(d)	59,043,882	4,689,501
CountryWide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.500%, 11/25/2035	308,487	275,941
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	4,618,579	3,919,211
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	1,765,665	1,641,231
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 0.382%, 5/25/2036 (a)(d)	50,498,555	4,149,113
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.190%, 3/20/2046 (a)(d)	7,408,909	554,283
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1, 5.928%, 5/20/2046 (a)(d)	52,686,413	4,157,327
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.555%, 8/25/2046 (a)(d)	90,400,943	5,542,482
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.431%, 8/25/2046 (a)(d)	100,077,064	10,297,430
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.400%, 12/20/2046 (a)(d)	11,492,814	831,597
CountryWide Alternative Loan Trust, Series 2007-OA2, Class 1X, 1.670%, 3/25/2047 (d)	58,064,981	4,135,794
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	335,585	272,575
CountryWide Alternative Loan Trust, Series 2007-OA3, Class 1A2, 0.668%, 4/25/2047 (a)	13,537	9,221
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (a)(d)	15,136,454	1,422,236
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.087%, 12/20/2035 (a)(b)(d)	158,341,154	10,967,342
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.252%, 12/20/2035 (a)(b)(d)	38,712,822	2,826,655
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 2.765%, 6/20/2034 (a)	1,170,647	1,088,378
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-11, Class 3A1, 3.074%, 7/25/2034 (a)	789,860	751,860
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.854%, 3/25/2035 (a)(d)	2,904,905	117,907
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-1, Class 1X, 1.602%, 3/25/2035 (a)(d)	12,523,207	925,002
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.608%, 3/25/2035 (a)(d)	30,400,570	1,635,186
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 1.641%, 5/25/2035 (a)(d)	83,511,593	5,568,637
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.927%, 12/20/2035 (a)	605,421	498,188
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.249%, 7/25/2036 (a)(d)	82,902,444	633,126
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-9, Class A13, 5.750%, 7/25/2037	9,953,881	9,177,081
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 5.939%, 9/15/2039 (a)(b)	6,500,000	6,380,039
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.938%, 6/25/2035 (a)	1,312,945	1,110,188
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.838%, 10/25/2035 (a)	2,437,996	2,023,841

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	$1,127,470	$1,072,826
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	5,877,496	5,190,370
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,449,330	2,291,811
Credit Suisse Mortgage Trust, Series 2011-5R, Class 4A2, 2.898%, 11/27/2035 (a)(b)	9,918,245	6,660,230
Credit Suisse Mortgage Trust, Series 2015-2R, Class 3A2, 0.663%, 4/27/2036 (a)(b)	16,089,605	9,228,193
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.912%, 1/15/2049 (a)	2,750,000	2,983,357
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (a)(b)	2,000,000	1,673,330
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.212%, 6/15/2057 (a)	10,000,000	7,686,890
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	694,610	570,857
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 0.623%, 3/25/2037 (a)	3,087,108	2,461,539
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.798%, 8/25/2035 (a)	7,104,612	5,748,136
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.688%, 11/25/2035 (a)	2,608,509	1,454,450
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	4,612,173	4,100,392
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.885%, 2/25/2036 (a)	1,284,580	1,085,984
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 3.157%, 2/25/2036 (a)	1,425,366	1,081,226
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1, Class A4, 0.788%, 4/25/2036 (a)	22,533,934	17,987,803
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 0.668%, 5/25/2036 (a)	39,924,438	32,257,069
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.608%, 8/25/2036 (a)	283,983	232,109
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.678%, 10/25/2036 (a)(c)	47,908,086	25,320,861
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.678%, 12/25/2036 (a)(c)	29,980,407	18,089,308
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 0.638%, 3/25/2037 (a)	9,416,220	7,025,602
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR3, Class 2A5, 0.688%, 6/25/2037 (a)	1,133,591	880,838
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A4, 0.648%, 1/25/2047 (a)	737,567	605,015
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.668%, 1/25/2047 (a)	3,857,399	2,763,163
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.238%, 10/25/2047 (a)	22,613,927	17,097,938
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 2.167%, 10/25/2047 (a)	14,602,644	12,883,229
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (a)	8,781,644	7,109,856
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (a)	1,008,885	828,229

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.944%, 6/25/2036 (a)	$1,357,135	$1,130,100
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.944%, 6/25/2036 (a)	4,708,334	4,009,754
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (a)	619,289	451,104
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (a)	600,401	447,470
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.364%, 7/25/2036 (a)	4,161,487	3,283,210
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	6,188,823	4,996,026
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3, 6.510%, 7/25/2036 (a)	5,870,717	4,419,769
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class C, 3.352%, 5/10/2049 (a)	8,500,000	8,297,028
Deutsche Bank Commercial Mortgage Trust, Series C2016-C3, Class C, 3.636%, 9/10/2049	1,500,000	1,471,090
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 1.889%, 11/19/2044 (a)(d)	60,156,862	3,670,651
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.753%, 2/19/2045 (a)(c)	46,837,700	36,722,537
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.237%, 2/19/2045 (a)(d)	85,890,179	6,088,154
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.693%, 3/19/2045 (a)	12,199,666	10,677,587
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 1A1A, 1.358%, 3/19/2046 (a)	6,750,760	5,502,410
DSLA Mortgage Loan Trust, Series 2006-AR1, Class 2A1A, 1.378%, 4/19/2046 (a)	463,835	393,848
EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 5.223%, 5/8/2031 (a)(b)	4,630,640	4,324,953
EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.923%, 5/8/2031 (a)(b)	5,750,000	5,614,691
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	1,945,729	1,675,112
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	18,736	16,148
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.677%, 5/25/2036 (a)	1,772,187	1,478,123
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.818%, 9/25/2035 (a)	209,153	191,605
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 2.771%, 11/25/2035 (a)	2,504,011	2,281,209
FNBA Mortgage Loan Trust, Series 2004-AR1, Class A3, 0.963%, 8/19/2034 (a)	17,970	16,850
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.359%, 9/19/2035 (a)	457,121	422,180
GMACM Mortgage Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	638,822	526,065
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, 3.190%, 11/19/2035 (a)	2,783,164	2,516,974
Great Wolf Trust, Series 2015-WFMZ, Class M, 7.469%, 5/15/2032 (a)(b)	5,000,000	4,829,840
Great Wolf Trust, Series 2015-WOLF, Class F, 5.481%, 5/15/2034 (a)(b)	5,000,000	4,749,425
GreenPoint Mortgage Funding Trust, Series 2007-AR2, Class 2A1, 0.688%, 5/25/2037 (a)	23,498,314	19,119,662
GreenPoint Mortgage Funding Trust, Series 2007-AR3, Class A1, 0.708%, 6/25/2037 (a)	21,251,325	18,009,159
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class X1, 1.621%, 10/25/2045 (a)(d)	31,357,666	1,834,768
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A, 0.688%, 3/25/2047 (a)	28,748,290	24,000,108
GreenPoint MTA Trust, Series 2005-AR2, Class X1, 2.031%, 6/25/2045 (a)(d)	42,875,880	2,850,603
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.686%, 8/25/2045 (a)	13,575,521	11,163,151
GS Mortgage Securities Corp. II, Series 2015-FRR1, Class K3A, 5.040%, 6/27/2041 (a)	10,000,000	9,709,920
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class D, 4.853%, 11/10/2045 (a)(b)	3,690,000	3,478,928
GS Mortgage Securities Corp. Trust, Series 2016-ICE2, Class D, 6.192%, 2/15/2033 (a)(b)	5,000,000	5,070,605
GS Mortgage Securities Resecuritization Trust, Series 2014-5R, Class 3B, 0.598%, 2/26/2037 (a)(b)	22,830,149	13,798,063

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
GS Mortgage Securities Trust, Series 2014-GSFL, Class B, 2.231%, 7/15/2031 (a)(b)	$5,000,000	$4,956,070
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.768%, 8/10/2046 (a)(b)	6,600,000	7,140,692
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 4.867%, 4/10/2047 (a)(b)	5,000,000	4,054,450
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.412%, 7/10/2048 (a)	2,000,000	2,068,454
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.655%, 10/10/2048 (a)	7,000,000	7,484,330
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.423%, 11/10/2048 (a)	10,000,000	10,610,534
GS Mortgage Securities Trust, Series 2016-GS2, Class C, 4.530%, 5/10/2049 (a)	3,000,000	3,295,529
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A2, 2.378%, 1/25/2035 (a)	343,488	319,850
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.378%, 1/25/2035 (a)	1,745,984	1,695,733
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 3.106%, 5/25/2035 (a)	4,346,560	4,137,899
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 3.109%, 5/25/2035 (a)	11,076,977	10,529,209
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A1, 3.005%, 7/25/2035 (a)	128,360	123,350
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A4, 2.948%, 1/25/2036 (a)	1,149,033	1,092,243
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.113%, 1/25/2036 (a)	650,612	604,095
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.438%, 2/25/2036 (a)	430,321	374,229
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	4,810,345	3,952,655
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	880,278	702,237
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	2,816,309	2,669,354
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.788%, 5/25/2037 (a)	11,954,863	6,708,005
GSR Mortgage Loan Trust, Series 2007-AR2, Class 1A1, 3.176%, 5/25/2037 (a)	505,627	434,191
HarborView Mortgage Loan Trust, Series 2004-7, Class X1, 0.500%, 11/19/2034 (a)(d)	5,664,830	131,594
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 1.535%, 3/19/2035 (a)(d)	23,444,188	1,443,974
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.723%, 6/19/2035 (a)	2,182,852	1,891,090
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.001%, 6/19/2035 (a)(d)	74,786,501	5,661,189
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.472%, 6/20/2035 (a)(b)(d)	22,096,656	1,629,407
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A12, 1.233%, 10/19/2035 (a)	15,551,601	12,982,228
HarborView Mortgage Loan Trust, Series 2005-12, Class X2B, 1.689%, 10/19/2035 (a)(d)	21,366,445	1,130,734
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.663%, 11/19/2036 (a)(c)	23,556,824	18,884,728
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.629%, 8/19/2037 (a)	17,926,865	14,913,162
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.673%, 9/19/2037 (a)	13,802,136	10,605,354
HarborView Mortgage Loan Trust, Series 2006-12, Class 2A2A, 0.673%, 1/19/2038 (a)	17,416,037	14,812,462
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.648%, 5/25/2038 (a)(c)	25,376,780	18,235,424
HarborView Mortgage Loan Trust, Series 2005-15, Class 2A11, 0.757%, 10/20/2045 (a)	2,063,096	1,753,857
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.639%, 5/19/2047 (a)(c)	37,905,239	31,870,081
HILT Mortgage Trust, Series 2014-ORL, Class E, 3.731%, 7/15/2029 (a)(b)	1,273,000	1,196,703
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.738%, 3/25/2035 (a)	19,385,831	16,819,341
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.748%, 1/25/2036 (a)	5,384,541	4,686,942
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 0.708%, 12/25/2036 (a)	6,285,256	5,404,271
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 1.028%, 5/25/2035 (a)	192,550	174,504
IMPAC CMB Trust, Series 2005-5, Class A4, 1.248%, 8/25/2035 (a)	6,400,109	5,253,990
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.768%, 10/25/2035 (a)	5,360,243	4,365,618
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.988%, 10/25/2035 (a)	21,037,481	17,562,867
IMPAC CMB Trust, Series 2005-7, Class A2, 0.768%, 11/25/2035 (a)	4,658,189	3,847,240
IMPAC CMB Trust, Series 2005-7, Class A1, 0.966%, 11/25/2035 (a)(c)	41,518,640	33,389,082
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2C, 0.768%, 3/25/2036 (a)	5,352,135	3,909,178
IMPAC Secured Assets CMN Owner Trust, Series 2005-2, Class A2D, 0.918%, 3/25/2036 (a)	1,773,199	1,307,541
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.658%, 8/25/2036 (a)	13,317,728	10,223,074
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.768%, 8/25/2036 (a)	7,523,662	5,458,665
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.658%, 1/25/2037 (a)	1,287,371	1,115,445

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.678%, 1/25/2037 (a)	$8,331,576	$5,902,972
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.868%, 5/25/2037 (a)	6,798,636	5,047,273
IMPAC Secured Assets Trust, Series 2007-3, Class A1C, 0.848%, 9/25/2037 (a)	29,785,749	20,390,460
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.288%, 11/25/2034 (a)	1,132,036	952,758
IndyMac Index Mortgage Loan Trust, Series 2004-AR14, Class 1A1B, 1.348%, 1/25/2035 (a)	9	0
IndyMac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 3.180%, 4/25/2035 (a)	3,762,249	3,562,206
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class AX2, 2.367%, 7/25/2035 (a)(d)	56,431,152	4,833,554
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 2.803%, 9/25/2035 (a)(c)	18,275,170	15,563,172
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 3.092%, 11/25/2035 (a)	3,898,914	3,632,876
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.240%, 11/25/2035 (a)	753,082	690,350
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 2.942%, 6/25/2036 (a)	1,909,385	1,777,673
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.618%, 10/25/2036 (a)	1,917,493	1,578,920
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.688%, 10/25/2036 (a)	10,174,535	8,616,864
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.798%, 10/25/2036 (a)	19,685,333	13,208,347
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, Class A2, 0.568%, 11/25/2036 (a)	570,996	449,151
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1, 3.113%, 5/25/2037 (a)	917,353	732,806
IndyMac Index Mortgage Loan Trust, Series 2007-AR5, Class 1A1, 3.154%, 5/25/2037 (a)	3,168,915	1,968,083
IndyMac Index Mortgage Loan Trust, Series 2007-AR13, Class 4A1, 2.951%, 7/25/2037 (a)	6,221,741	4,565,707
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.211%, 7/25/2037 (a)	662,917	564,322
IndyMac Index Mortgage Loan Trust, Series 2007-FLX5, Class 2A1, 0.668%, 8/25/2037 (a)	7,808,182	6,719,383
IndyMac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 2.933%, 11/25/2037 (a)	4,719,450	4,435,547
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.636%, 9/25/2046 (a)	8,995,300	7,120,850
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.450%, 1/26/2036 (a)(b)	2,620,213	2,531,419
JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A4, 0.758%, 5/25/2036 (a)	3,392,134	2,600,559
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036 (a)	42,270,272	31,080,908
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class E, 4.415%, 12/15/2047 (a)(b)	4,000,000	3,853,268
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INN, Class E, 4.081%, 6/15/2029 (a)(b)	1,000,000	962,632
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INMZ, Class M, 6.662%, 6/15/2029 (Acquired 10/30/2015, Cost $4,989,037) (a)(b)(e)	5,000,000	4,957,215
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-FL6, Class B, 2.761%, 11/15/2031 (a)(b)	1,300,000	1,306,413
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 1.731%, 1/15/2032 (a)(b)	8,000,000	8,010,672
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.266%, 9/12/2037 (a)	10,000,000	9,765,170
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 4.975%, 12/15/2046 (a)(b)	10,000,000	9,799,560
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (a)	10,000,000	9,123,220
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049 (a)	3,000,000	2,931,648
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class C, 3.948%, 8/15/2049 (a)	1,500,000	1,506,448
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.007%, 2/15/2051 (a)	4,357,000	4,335,407
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 2.807%, 8/25/2035 (a)	32,587	30,645
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 2.661%, 11/25/2035 (a)	1,143,028	1,054,227

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.675%, 11/25/2035 (a)	$475,524	$442,730
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	3,521,402	3,323,310
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.900%, 2/25/2036 (a)	589,675	505,224
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 2.893%, 10/25/2036 (a)	2,528,613	2,178,261
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 4.256%, 10/25/2036 (a)	905,593	779,885
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 4.614%, 6/25/2037 (a)	5,300,048	4,897,281
JP Morgan Resecuritization Trust, Series 2010-6, Class 3A8, 2.801%, 3/26/2034 (a)(b)	1,271,819	1,074,425
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A4, 2.929%, 6/26/2045 (a)(b)	9,959,240	8,829,474
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class C, 4.830%, 4/15/2047 (a)	5,000,000	5,305,330
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.560%, 9/15/2047 (a)(b)	8,000,000	6,595,592
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.926%, 11/15/2047 (a)(b)	2,590,000	2,210,741
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class C, 4.426%, 1/15/2048 (a)	2,000,000	2,095,056
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.618%, 8/15/2048 (a)	10,000,000	9,779,110
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.073%, 4/15/2041 (a)	4,021,196	2,593,671
Lehman XS Trust, Series 2007-7N, Class 2A2A, 0.688%, 6/25/2047 (a)(c)	20,558,827	13,848,919
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 2.467%, 10/1/2020 (a)(b)	9,051,359	8,980,423
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.678%, 7/25/2036 (a)(c)	40,718,036	26,979,241
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.648%, 11/25/2036 (a)	1,221,832	984,832
Luminent Mortgage Trust, Series 2006-7, Class 2A1, 0.623%, 12/25/2036 (a)	6,673,809	5,727,842
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.688%, 10/25/2046 (a)	28,940,111	25,148,523
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 (a)(d)	7,368,316	125,755
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 3.142%, 12/25/2034 (a)	34,476	32,020
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 2.835%, 1/25/2035 (a)	598,377	580,665
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.837%, 3/25/2035 (a)	2,489,447	2,433,948
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 2.843%, 6/25/2035 (a)	1,327,331	1,227,987
MASTR Adjustable Rate Mortgages Trust, Series 2005-7, Class 2A1, 2.868%, 9/25/2035 (a)	3,459,697	3,108,285
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 2.966%, 12/25/2035 (a)	16,138,395	12,879,763
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X2, 0.900%, 12/25/2046 (d)	119,073,157	5,520,827
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X1, 0.900%, 12/25/2046 (d)	182,196,168	8,415,823
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IX3, 0.500%, 1/25/2047 (a)(d)	98,142,572	2,376,228
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.638%, 3/25/2047 (a)	2,716,339	2,323,546
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	1,094,815	949,878
MASTR Asset Securitization Trust, Series 2005-2, Class 1A6, 5.250%, 11/25/2035	27,888	25,115
MASTR Resecuritization Trust, Series 2008-3, Class A1, 0.888%, 8/25/2037 (a)(b)	14,673,965	10,058,357
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR3, Class A1, 0.678%, 7/25/2047 (a)	4,891,865	3,576,228
Merrill Lynch Alternative Note Asset Trust, Series 20007-OAR5, Class X, 0.800%, 10/25/2047 (a)(d)	199,669,640	7,200,886
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 3.070%, 9/25/2035 (a)	16,443,180	14,912,418
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-1, Class B, 5.665%, 2/12/2039 (a)	1,091,297	1,092,661
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, 4.657%, 11/15/2045 (a)(b)	5,000,000	4,856,520
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.831%, 2/15/2047 (a)(b)	5,000,000	4,596,295
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.895%, 4/15/2047 (a)(b)	5,000,000	4,478,805
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.757%, 6/15/2047 (a)(b)	10,500,000	8,656,063

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.452%, 8/15/2047 (a)(h)	$10,000,000	$10,608,660
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.354%, 5/15/2048 (a)	3,500,000	3,408,552
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class C, 4.912%, 5/15/2049	10,400,000	10,907,291
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class C, 5.871%, 10/15/2042 (a)	2,000,000	1,674,521
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	6,000,000	5,751,384
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ, 5.438%, 3/15/2044 (c)	10,000,000	8,643,000
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.954%, 12/10/2047 (a)(b)	5,000,000	4,897,465
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.681%, 4/15/2049 (a)(c)	10,000,000	9,817,630
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.681%, 4/15/2049 (a)(c)	4,700,000	4,614,286
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.095%, 12/12/2049 (a)	2,000,000	1,801,222
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 3A, 2.818%, 7/25/2035 (a)	2,089,567	1,754,726
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 1A, 2.925%, 7/25/2035 (a)(c)	20,053,193	16,248,782
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.768%, 1/25/2036 (a)	1,782,707	1,301,141
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A1, 0.738%, 3/25/2036 (a)	8,386,279	6,413,407
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.748%, 3/25/2036 (a)	3,467,377	2,583,317
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 3.037%, 3/25/2036 (a)(h)	17,686,968	14,437,536
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 3.125%, 3/25/2036 (a)	3,586,741	2,922,795
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1AX, 3.158%, 3/25/2036 (a)(d)	63,020,180	6,931,590
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A5, 2.294%, 6/25/2037 (a)	1,231,697	794,198
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2A3, 2.933%, 6/25/2037 (a)	3,271,797	2,233,852
Morgan Stanley Mortgage Loan Trust, Series 2007-13, Class 6A1, 6.000%, 10/25/2037	4,520,913	3,611,862
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 3.218%, 11/25/2037 (a)	12,770,483	10,221,227
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A5S, 6.000%, 2/25/2047 (a)	2,395,932	1,658,819
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.629%, 2/26/2037 (a)(b)	14,484,952	10,866,394
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB3, 0.598%, 8/26/2047 (a)(b)	1,010,309	514,551
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class CB2, 0.598%, 8/26/2047 (a)(b)	5,146,000	2,846,857
MortgageIT Securities Corp. Mortgage Loan Trust, Series 2007-1, Class 2A14, 0.768%, 6/25/2047 (a)	6,155,288	4,533,714
MortgageIT Securities Corp. Mortgage Loan Trust Series, Series 2007-2, Class A1, 0.988%, 9/25/2037 (a)	19,873,182	18,187,698
MortgageIT Trust, Series 2006-1, Class 1A2, 0.646%, 4/25/2036 (a)	2,835,866	2,122,379
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.698%, 4/25/2036 (a)	6,759,149	5,692,157
Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/5/2020 (b)	4,980,543	5,031,603
Motel 6 Trust, Series 2015-MTL6, Class F, 5.000%, 2/5/2030 (b)	5,000,000	4,748,410
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.234%, 8/25/2035 (a)	6,399,971	6,298,512
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.356%, 2/25/2036 (a)	1,700,806	1,367,450
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	1,769,395	990,288
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR3, Class A1A, 0.648%, 10/25/2036 (a)	3,040,525	2,285,775
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.658%, 12/25/2036 (a)	16,902,742	12,687,570
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.658%, 12/25/2036 (a)	433,994	327,951

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.713%, 1/26/2036 (a)(b)	$7,037,372	$5,628,708
NRTL Trust, Series 2015-1, Class A, 5.000%, 4/25/2018 (b)	1,285,930	1,242,270
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.648%, 2/25/2037 (a)	5,911,010	4,847,560
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 0.996%, 5/25/2037 (a)	10,862,104	7,445,245
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.988%, 10/25/2035 (a)	93,291	83,889
RAIT Trust, Series 2015-FL5, Class A, 2.581%, 1/15/2031 (a)(b)	996,289	988,813
RAIT Trust, Series 2014-FL2, Class B, 2.592%, 5/13/2031 (a)(b)	750,000	753,279
RAIT Trust, Series 2015-FL4, Class B, 2.770%, 12/15/2031 (a)(b)	491,609	495,033
RAIT Trust, Series 2015-FL4, Class D, 4.720%, 12/15/2031 (a)(b)	2,949,513	2,967,532
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.425%, 4/25/2035 (a)	7,454,636	6,814,476
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	4,871,929	4,382,461
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A6, 5.500%, 6/25/2035	4,617,053	4,256,480
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.988%, 7/25/2035 (a)	687,860	579,183
Residential Accredit Loans, Inc. Trust, Series 2005-QA7, Class A22, 3.415%, 7/25/2035 (a)	5,596,248	5,146,786
Residential Accredit Loans, Inc. Trust, Series 2005-QA8, Class CB21, 3.607%, 7/25/2035 (a)	864,577	702,572
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.838%, 8/25/2035 (a)	9,033,199	6,979,122
Residential Accredit Loans, Inc. Trust, Series 2005-QA9, Class CB3, 3.455%, 8/25/2035 (a)	8,095,146	7,295,174
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	13,864,995	12,605,415
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	1,964,675	1,871,062
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A1, 0.888%, 9/25/2035 (a)	379,587	269,166
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	13,332,160	9,991,001
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A1, 1.188%, 11/25/2035 (a)	1,551,471	1,141,873
Residential Accredit Loans, Inc. Trust, Series 2005-QA13, Class 2A1, 3.845%, 12/25/2035 (a)	6,048,910	5,172,598
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	3,625,287	3,168,414
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.398%, 1/25/2036 (a)	15,586,918	11,752,801
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.946%, 2/25/2036 (a)	1,334,289	928,040
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.988%, 2/25/2036 (a)	13,224,586	9,141,230
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 1.146%, 2/25/2036 (a)	12,464,638	8,785,139
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.488%, 2/25/2036 (a)	2,251,569	1,592,811
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	4,492,629	3,933,284
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.888%, 3/25/2036 (a)	5,508,387	3,782,350
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 1.188%, 3/25/2036 (a)	9,623,417	6,696,195
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	5,244,182	4,700,664
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	3,455,119	2,978,703
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	4,936,437	4,213,668
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	1,638,948	1,333,979
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.668%, 7/25/2036 (a)	3,011,104	1,924,273
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 0.678%, 7/25/2036 (a)	5,394,749	4,198,361
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	4,830,839	3,966,916
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.636%, 8/25/2036 (a)	12,779,586	10,304,589
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 0.788%, 8/25/2036 (a)	2,635,078	1,701,356
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	458,427	368,811
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A15, 6.000%, 8/25/2036	846,241	693,988
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	6,573,571	5,554,773
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A10, 6.000%, 8/25/2036	648,306	531,672
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,998,960	4,149,272
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	7,133,348	5,768,389
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	907,757	742,352
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	9,168,113	7,770,242

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.788%, 11/25/2036 (a)	$5,132,910	$3,246,453
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,388,177	1,174,012
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	2,694,542	2,295,879
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A2, 0.668%, 12/25/2036 (a)	1,456,415	1,192,619
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.673%, 12/25/2036 (a)	4,295,433	3,197,899
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	7,149,206	5,966,363
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 1A4, 6.250%, 12/25/2036	7,512,536	6,258,709
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 1A5, 1.038%, 1/25/2037 (a)	2,529,058	1,673,900
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	5,151,960	4,153,268
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	2,899,546	2,383,917
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.336%, 2/25/2037 (a)(d)	71,722,667	1,041,843
Residential Accredit Loans, Inc. Trust, Series 2007-QS4, Class 3A4, 6.000%, 3/25/2037	8,551,349	7,336,835
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.818%, 4/25/2037 (a)	7,269,440	4,525,961
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.588%, 5/25/2037 (a)	3,324,504	2,488,448
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.678%, 5/25/2037 (a)	15,010,503	11,332,344
Residential Accredit Loans, Inc. Trust, Series 2007-QA4, Class A1B, 0.698%, 6/25/2037 (a)	3,091,290	2,319,908
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,815,564	1,517,182
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	6,783,012	5,864,477
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class AXP, 0.250%, 12/25/2046 (a)(d)	126,802,443	1,557,007
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	6,985,723	6,887,867
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.306%, 4/25/2035 (a)(d)	38,884,660	530,931
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,036,559	3,519,803
Residential Asset Securitization Trust, Series 2005-A11, Class 1AX, 0.295%, 10/25/2035 (a)(d)	51,714,834	736,471
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.938%, 10/25/2035 (a)	4,567,132	3,730,516
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	4,508,244	4,138,158
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.938%, 11/25/2035 (a)	1,336,947	1,058,422
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.457%, 2/25/2036 (a)	3,224,548	2,997,353
Residential Funding Mortgage Securities Trust, Series 2006-S6, Class A14, 6.000%, 7/25/2036	416,448	391,456
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	203,774	190,607
Residential Funding Mortgage Securities Trust, Series 2006-S10, Class 1A3, 6.000%, 10/25/2036	1,672,584	1,495,016
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	5,510,191	5,044,437
Residential Funding Mortgage Securities Trust, Series 2007-S6, Class 2A5, 0.946%, 6/25/2037 (a)	3,280,862	2,657,990
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.949%, 8/20/2034 (a)	146,041	138,465
Sequoia Mortgage Trust, Series 2007-3, Class 2AA1, 2.713%, 7/20/2037 (a)	397,868	319,481
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 3.076%, 1/20/2038 (a)	1,367,579	1,168,693
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(d)	10,043,449	121,496
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 4.382%, 10/20/2046 (a)	8,164,357	7,661,514
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C, 5.008%, 10/10/2048	4,000,000	4,077,096
Station Place Securitization Trust, Series 2016-1, Class C, 3.453%, 2/25/2017 (a)(g)	15,000,000	15,000,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.713%, 2/25/2035 (a)	317,843	290,474
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.722%, 2/25/2035 (a)	582,884	518,531
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.913%, 2/25/2035 (a)	6,098,123	5,697,989
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 7AX, 1.019%, 3/25/2035 (a)(d)	7,281,026	242,152

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 3.084%, 3/25/2035 (a)	$3,344,274	$3,081,398
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.913%, 5/25/2035 (a)(d)	90,353,507	2,850,021
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.927%, 5/25/2035 (a)	6,887,974	6,336,929
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	7,686,130	6,830,663
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 2.736%, 9/25/2035 (a)	19,591,847	16,671,683
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.876%, 9/25/2035 (a)	2,032,081	1,816,800
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 2.928%, 10/25/2035 (a)	20,191,401	16,628,184
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.708%, 5/25/2037 (a)	8,582,704	7,047,885
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 1A2, 1.967%, 9/25/2037 (a)	2,496,476	2,097,337
Structured Asset Mortgage Investments II Trust, Series 2005-AR3, Class 1X, 1.707%, 8/25/2035 (a)(d)	39,822,555	2,504,640
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 1.959%, 3/25/2046 (a)(d)	29,626,151	939,949
Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1, 1.955%, 8/25/2047 (a)(c)	19,342,631	16,008,174
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.543%, 3/25/2033 (a)	67,974	65,257
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	466,211	441,632
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	3,000,833	2,811,927
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 3.311%, 7/25/2036 (a)	4,642,425	1,834,055
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049 (a)(b)	2,000,000	2,169,506
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.886%, 5/10/2063 (a)(b)	7,000,000	5,860,015
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (a)	15,000,000	14,828,565
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.058%, 6/15/2045 (a)	7,705,000	6,344,343
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class B, 5.672%, 10/15/2048 (a)	7,250,000	6,932,407
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.702%, 6/15/2049 (a)	3,500,000	3,455,921
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 5.948%, 2/15/2051 (a)	2,000,000	1,810,570
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 5.948%, 2/15/2051 (a)	5,000,000	4,893,820
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.596%, 8/25/2036 (a)	37,709,495	23,510,551
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.526%, 1/25/2037 (a)	3,403,072	2,297,911
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.626%, 1/25/2037 (a)	5,756,713	3,951,171
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	292,404	292,114
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR18, Class 3A1, 2.438%, 1/25/2036 (a)	5,210,667	4,933,569
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR12, Class 1A4, 2.496%, 10/25/2036 (a)	8,068,962	7,166,820
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR14, Class 2A2, 2.165%, 11/25/2036 (a)	473,055	409,242

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY1, Class 3A3, 4.179%, 2/25/2037 (a)	$13,266,542	$12,432,740
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 3A3, 3.909%, 3/25/2037 (a)	2,325,708	2,123,008
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2A1, 2.542%, 7/25/2037 (a)	593,498	475,005
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4A1, 4.411%, 7/25/2037 (a)	13,100,142	11,413,079
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR8, Class 2AB2, 0.908%, 7/25/2045 (a)	89,452	81,215
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR8, Class X, 1.538%, 7/25/2045 (a)(d)	45,464,987	2,726,399
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR1, Class X, 0.496%, 1/25/2046 (a)(d)	148,824,715	3,414,783
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-AR11, Class 1XPP, 0.508%, 9/25/2046 (a)(d)	144,183,754	2,694,218
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-3, Class 1CB3, 0.896%, 5/25/2035 (a)	5,494,965	4,124,230
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-4, Class CB9, 0.846%, 6/25/2035 (a)	129,711	96,987
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.748%, 12/25/2035 (a)	8,333,428	6,854,386
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-10, Class 4CB1, 5.750%, 12/25/2035	764,953	712,957
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-11, Class A2, 5.750%, 1/25/2036	5,297,345	4,784,175
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR1, Class X2, 1.298%, 2/25/2036 (a)(d)	29,099,673	1,673,464
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A1, 0.608%, 10/25/2036 (a)	17,257,403	9,613,944
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-8, Class A5, 6.126%, 10/25/2036 (a)	12,196,609	7,851,470
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A2A, 0.648%, 2/25/2037 (a)	12,575,320	9,787,346
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-HY1, Class A3A, 0.676%, 2/25/2037 (a)	12,654,573	9,617,526
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC2, Class A3, 0.798%, 6/25/2037 (a)	3,604,392	2,952,502
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR3, Class A1A, 1.380%, 5/25/2046 (a)	18,034,212	13,805,351
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class DXPP, 0.721%, 7/25/2046 (a)(d)	55,930,928	1,837,107
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 3X1, 1.079%, 10/25/2046 (a)(d)	37,245,755	1,676,245
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR8, Class 2A, 1.260%, 10/25/2046 (a)	20,671,162	14,894,482
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OA2, Class CX2P, 0.933%, 1/24/2047 (a)(d)	146,948,735	5,565,977
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC1, Class A1, 0.728%, 1/25/2047 (a)	8,864,473	6,668,584

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2007-OC1, Class A4, 0.766%, 1/25/2047 (a)	$8,481,079	$6,443,695
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.857%, 12/28/2037 (a)	612,469	533,789
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 2.637%, 11/25/2033 (a)	21,751	21,675
Wells Fargo Mortgage Backed Securities Trust, Series 2005-2, Class 2A1, 4.750%, 4/25/2035	10,133	10,174
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 2.742%, 10/25/2035 (a)	820,851	372,305
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	14,853	15,319
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.887%, 8/25/2036 (a)	1,320,305	1,211,259
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 5.914%, 10/25/2036 (a)	3,244,275	3,064,234
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	6,619	6,417
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,450,971	1,362,656
WFCG Commercial Mortgage Trust, Series 2015-BXRP, Class G, 3.501%, 11/15/2029 (a)(b)	6,427,417	5,984,491
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.260%, 6/15/2044 (a)(b)	8,704,568	8,905,835
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 3.998%, 6/15/2046 (a)(b)	8,470,000	8,162,488
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.125%, 12/15/2046 (a)(b)	8,229,000	7,839,875
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	5,000,000	5,312,210

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost $3,043,741,198)		2,940,915,579

Corporate Obligations – 5.54%
Financial – 5.54%
Avidbank Holdings, Inc., 6.875%, 11/15/2025 (a)(b)	8,000,000	8,150,000
Banc of California, Inc., 5.250%, 4/15/2025	14,750,000	15,157,601
Bank of Commerce Holdings, 6.875%, 12/10/2025 (a)(b)	9,000,000	9,135,000
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)	10,000,000	10,250,000
Cadence Financial Corp., 6.500%, 3/11/2025 (Acquired 03/06/2015, Cost $6,000,000) (a)(b)(e)(g)	6,000,000	5,190,000
Capital Bancorp, Inc., 6.950%, 12/1/2025 (Acquired 11/16/2015 through 03/09/2016, Cost $6,238,680) (a)(b)(e)	6,250,000	6,343,750
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	10,750,000	11,072,500
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (a)	2,500,000	2,521,875
Empire Bancorp, Inc., 7.375%, 12/17/2025 (Acquired 12/16/2015, Cost $7,500,000) (b)(e)	7,500,000	7,612,500
EverBank Financial Corp., 6.000%, 3/15/2026 (a)	5,000,000	5,146,110
EverBank Financial Corp., 5.750%, 7/2/2025	2,000,000	2,092,820
Fidelity Bank, 5.875%, 5/31/2030 (a)	16,000,000	16,480,000
Financial Institutions, Inc., 6.000%, 4/15/2030 (a)	4,500,000	4,612,500
First NBC Bank Holding Co., 5.750%, 2/18/2025	13,500,000	14,185,436
First Priority Bank, 7.000%, 11/30/2025 (b)	6,000,000	6,090,000
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	3,765,000	3,859,125
Franklin Financial Network, Inc., 7.000%, 7/1/2026 (a)	2,000,000	2,060,000
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	24,700,000	27,293,500
Metropolitan Bancgroup, Inc., 6.500%, 7/1/2026 (b)	2,500,000	2,512,500
Midland States Bancorp, Inc., 6.500%, 6/18/2025	15,000,000	15,300,000
NexBank Capital, Inc., 5.500%, 3/16/2026 (b)	1,000,000	1,015,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financials – (continued)
Noah Bank, 9.000%, 4/17/2025 (Acquired 04/15/2015 through 05/09/2016, Cost $4,519,462) (e)	$4,500,000	$4,657,500
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (Acquired 11/13/2015 through 03/09/2016, Cost $7,468,140) (b)(e)	7,500,000	7,612,500
Opus Bank, 5.500%, 7/1/2026 (a)	2,000,000	2,040,000
Plaza Bancorp, 7.125%, 6/26/2025 (b)	5,000,000	5,075,000
Preferred Bank, 6.000%, 6/15/2026 (a)	1,385,000	1,391,925
RBB Bancorp, 6.500%, 3/31/2026	6,000,000	6,090,000
Sterling Bancorp, Inc., 7.000%, 4/15/2026 (a)(b)	6,750,000	6,750,000
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	12,060,000	12,542,400
United Financial Bancorp, Inc., 5.750%, 10/1/2024	13,700,000	14,111,000
USAmeriBancorp, Inc., 6.250%, 4/1/2026 (b)	1,000,000	1,015,000
Your Community Bank, 6.250%, 12/15/2025 (a)	2,000,000	2,080,000

TOTAL CORPORATE OBLIGATIONS – (Cost $232,539,905)		239,445,542

Investment Companies – 0.11%	Shares
Affiliated Mutual Funds – 0.11%
Angel Oak High Yield Opportunities Fund	436,681	4,995,633

TOTAL INVESTMENT COMPANIES – (Cost $5,000,000)		4,995,633

Mortgage Backed Securities – U.S. Government Agency Issues – 4.69%	Principal Amount
Federal Home Loan Mortgage Corp., Series KJ02, Class A2, 2.597%, 9/25/2020	$500,000	517,311
Federal Home Loan Mortgage Corp., Series 2014-KF06, Class B, 4.838%, 11/25/2021 (a)(b)	2,493,422	2,466,156
Federal Home Loan Mortgage Corp., Series 2015-KF08, Class B, 5.338%, 2/25/2022 (a)(b)	8,259,944	8,119,690
Federal Home Loan Mortgage Corp., Series 2015-K720, Class B, 3.389%, 7/25/2022 (a)(b)	5,000,000	4,891,650
Federal Home Loan Mortgage Corp., Series 2016-KF14, Class B, 9.288%, 1/25/2023 (a)(b)	9,561,895	9,561,895
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.988%, 2/25/2024 (a)	8,302,000	8,790,581
Federal Home Loan Mortgage Corp., Series 2014-HQ2, Class M2, 2.688%, 9/25/2024 (a)	7,000,000	7,067,816
Federal Home Loan Mortgage Corp., Series 2015-K44, Class C, 3.685%, 1/25/2025 (a)(b)	5,000,000	4,455,065
Federal Home Loan Mortgage Corp., Series 2015-DN1, Class M3, 4.638%, 1/27/2025 (a)	5,000,000	5,287,535
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 4.288%, 3/25/2025 (a)	1,650,000	1,726,758
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class B, 8.438%, 5/25/2025 (a)	1,989,460	2,025,940
Federal Home Loan Mortgage Corp., Series 2016-K54, Class B, 4.051%, 2/25/2026 (a)(b)	4,000,000	4,111,732
Federal Home Loan Mortgage Corp., Series 2016-KSW1, Class B, 6.350%, 2/25/2026 (a)(b)	8,816,500	8,954,610
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 3.138%, 3/25/2028 (a)	5,000,000	5,142,725
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 5.188%, 3/25/2028 (a)	8,000,000	8,332,296
Federal Home Loan Mortgage Corp., Series 2015-DNA3, Class M2, 3.338%, 4/25/2028 (a)	3,000,000	3,106,566
Federal Home Loan Mortgage Corp., Series 2015-HQA2, Class M2, 3.288%, 5/25/2028 (a)	3,250,000	3,351,829
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 1.938%, 7/25/2028 (a)	1,915,834	1,923,908
Federal Home Loan Mortgage Corp., Series 2016-HQA1, Class M2, 3.238%, 9/25/2028 (a)	5,000,000	5,157,745
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M2, 2.688%, 10/25/2028 (a)	1,500,000	1,526,136
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M3, 5.138%, 10/25/2028 (a)	5,000,000	5,184,140
Federal Home Loan Mortgage Corp., Series 2016-HQA2, Class M1, 1.688%, 11/25/2028 (a)	3,938,288	3,970,803
Federal Home Loan Mortgage Corp., Series 2016-HQA2, Class M3, 5.638%, 11/25/2028 (a)	5,000,000	5,232,350

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M1, 1.588%, 12/25/2028 (a)	$3,971,238	$3,983,755
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M2, 2.488%, 12/25/2028 (a)	2,000,000	2,011,316
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (d)	2,496,077	294,577
Federal Home Loan Mortgage Corp., Series 4417, Class KI, 1.000%, 12/15/2043 (a)(d)	17,241,863	435,271
Federal Home Loan Mortgage Corp., Series 4417, Class LS, 1.000%, 11/15/2044 (a)(d)	21,458,054	62,765
Federal Home Loan Mortgage Corp., Series 2015-K46, Class C, 3.695%, 4/25/2048 (a)(b)	5,000,000	4,303,775
Federal Home Loan Mortgage Corp., Series 2016-K55, Class B, 4.160%, 4/25/2049 (b)	6,500,000	6,369,733
Federal Home Loan Mortgage Corp., Series 2016-K56, Class B, 4.070%, 6/25/2049 (b)	2,500,000	2,491,770
Federal Home Loan Mortgage Corp., Series 2016-K56, Class C, 4.070%, 6/25/2049 (b)	2,500,000	2,085,797
Federal National Mortgage Association, Series 2015-M4, Class ABV2, 2.369%, 7/25/2022	2,710,657	2,797,678
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.488%, 7/25/2024 (a)	5,000,000	4,880,370
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 5.488%, 11/25/2024 (a)	5,000,000	5,255,255
Federal National Mortgage Association, Series 2015-C03, Class 2M2, 5.488%, 7/25/2025 (a)	5,700,000	6,040,763
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.488%, 7/25/2025 (a)	2,500,000	2,634,095
Federal National Mortgage Association, Series 2015-M17, Class A2, 2.940%, 11/25/2025 (a)	9,900,000	10,639,045
Federal National Mortgage AssociationPool AN0571, 3.100%, 1/1/2026	5,000,000	5,410,850
Federal National Mortgage Association, Series 2016-M4, Class A2, 2.576%, 3/25/2026	5,000,000	5,211,770
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 6.038%, 4/25/2028 (a)	4,000,000	4,244,264
Federal National Mortgage Association, Series 2015-C04, Class 1M2, 6.188%, 4/25/2028 (a)	5,000,000	5,399,965
Federal National Mortgage Association, Series 2016-C03, Class 1M2, 5.788%, 10/25/2028 (a)	2,000,000	2,144,666
Federal National Mortgage Association, Series 2016-C04, Class 1M1, 1.926%, 1/25/2029 (a)	5,000,000	5,025,480
Federal National Mortgage Association, Series 2016-C04, Class 1M2, 5.226%, 1/25/2029 (a)	5,000,000	5,051,755
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (d)	12,971,847	1,086,859
Government National Mortgage Association, Series 2012-20, Class CI, 3.500%, 4/20/2035 (d)	9,773,155	408,792
Government National Mortgage Association, Series 2012-7, Class PI, 3.500%, 1/20/2038 (d)	9,913,251	353,784
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (d)	7,615,019	764,533
Government National Mortgage Association, Series 2014-55, Class IO, 3.500%, 8/20/2041 (d)	18,316,117	1,040,868
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (d)	2,249,563	332,560
Government National Mortgage Association, Series 2013-37, Class IQ, 4.000%, 2/20/2043 (d)	2,316,961	195,039
Government National Mortgage Association, Series 2014-11, Class IO, 3.500%, 1/20/2044 (d)	9,010,712	1,186,260

TOTAL MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY ISSUES – (Cost $202,677,415)		203,048,647

Preferred Stocks – 0.08%	Shares
Financial – 0.08%
Morgan Stanley	130,497	2,852,665
Wells Fargo & Co.	23,990	635,495

TOTAL PREFERRED STOCKS – (Cost $3,481,416)		3,488,160

Purchased Options – 0.05%	Contracts
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $1,850	210	178,500
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $2,050	954	2,039,175

TOTAL PURCHASED OPTIONS – (Cost $4,395,312)		2,217,675

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

Short Term Investments – 9.37%	Shares	Value
Money Market Funds – 9.37%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.25% (i)	405,025,888	$405,025,888

TOTAL SHORT TERM INVESTMENTS – (Cost $405,025,888)		405,025,888

TOTAL INVESTMENTS – 106.48% (Cost $4,726,625,047)		4,604,691,246

Liabilities in Excess of Other Assets – (6.48%)		(280,195,811)

NET ASSETS – 100.00%		$4,324,495,435

(a)	Variable or Floating Rate Security. Rate disclosed as of July 31, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2016, the value of these securities amounted to $1,121,657,146 or 25.94% of net assets.
(c)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At July 31, 2016, the value of securities pledged amounted to $576,413,183.
(d)	Interest Only Security.
(e)	Illiquid Security. At July 31, 2016, the value of these securities amounted to $52,993,920 or 1.23% of net assets.
(f)	Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2016, the value of these securities amounted to $494,823 or 0.01% of net assets.
(g)	As of July 31, 2016, the Fund has fair valued this security.
(h)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At July 31, 2016, the value of securities pledged amounted to $35,814,518.
(i)	Rate disclosed is the seven day yield as of July 31, 2016.
(j)	See Note 5 to the Financial Statements.

Schedule of Open Futures Contracts

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation / (Depreciation)
U.S. 5 Year Note Future	September 2016	(50)	$(6,100,781)	$8,960
90 Day Euro$ Future	December 2016	(414)	(102,635,775)	(27,324)
90 Day Euro$ Future	March 2017	(888)	(220,090,800)	(135,683)
5 Year ERIS Aged Standard Swap Future	December 2019	131	12,144,407	(461,126)
5 Year ERIS Aged Standard Swap Future	June 2020	753	70,170,715	(3,253,219)
5 Year ERIS Aged Standard Swap Future	September 2020	915	85,495,404	(3,678,900)
5 Year ERIS Aged Standard Swap Future	December 2020	680	64,543,084	(235,351)
5 Year ERIS Aged Standard Swap Future	June 2021	119	11,341,771	(96,676)
7 Year ERIS Aged Standard Swap Future	December 2021	22	1,962,070	(189,616)
7 Year ERIS Aged Standard Swap Future	December 2022	242	22,304,438	(1,262,397)
7 Year ERIS Aged Standard Swap Future	December 2023	84	7,930,314	(102,522)
10 Year ERIS Aged Standard Swap Future	June 2024	6	472,136	(4,516)
10 Year ERIS Aged Standard Swap Future	December 2024	1,257	102,991,164	(17,291,133)
10 Year ERIS Aged Standard Swap Future	June 2025	235	20,015,091	(2,744,549)
10 Year ERIS Aged Standard Swap Future	September 2025	517	44,242,637	(4,723,594)
10 Year ERIS Aged Standard Swap Future	December 2025	100	8,837,940	(711,559)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Appreciation / (Depreciation)
10 Year ERIS Aged Standard Swap Future	March 2026	104	$9,227,504	$(334,709)
10 Year ERIS Aged Standard Swap Future	June 2026	416	38,041,162	(1,306,413)

				$(36,550,327)

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	2.190%	07/29/2016	08/29/2016	$7,585,278	$7,571,000
Bank of America Merrill Lynch	2.440%	07/29/2016	08/29/2016	7,304,315	7,289,000
Goldman Sachs	2.037%	07/20/2016	08/19/2016	4,068,897	4,062,000

					$18,922,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Credit Default Swaps on Indices – Sell Protection (a)

Reference Obligation	Implied Credit Spread at July 31, 2016 (b)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount (c)	Fair Value	Upfront Premiums Received	Unrealized Appreciation
CDX High Yield CDSI S23	1.15%	5.000%	09/21/2020	Goldman Sachs & Co.	$20,000,000	$2,541,386	$2,048,069	$493,317

(a)	If the Fund is a seller of proctection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer on an index swap an amount equal to the proportion of defaulted securities in the index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occured for the referenced entity or obligation.
(c)	The maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs as defined in the terms of that particular swap agreement.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities – 0.01%
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	$23,888	$17,512

TOTAL ASSET-BACKED SECURITIES – (Cost $18,882)		17,512

Collateralized Debt Obligations – 4.79%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)(h)	3,725,000	3,743,625
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (a)(b)(c)(h)	6,666,000	6,699,330

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost $10,391,000)		10,442,955

Collateralized Loan Obligations – 41.24%
AIMCO CLO Ltd., Series 2015-AA, Class E, 8.500%, 1/15/2028 (a)(b)	3,000,000	3,027,552
ALM V Ltd., Series 2012-5A, Class CR, 4.579%, 10/18/2027 (a)(b)	2,000,000	1,981,728
Apidos CLO X, Series 2012-10A, Class D, 5.137%, 10/30/2022 (a)(b)	6,500,000	6,500,487
Apidos CLO XIV, Series 2013-14A, Class E, 5.080%, 4/15/2025 (a)(b)	3,000,000	2,804,439
Ares XXXIII CLO Ltd., Series 2015-1X, Class C, 4.980%, 12/5/2025 (a)(d)	3,000,000	2,971,395
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.700%, 10/15/2026 (a)(b)	3,000,000	3,020,916
BlueMountain CLO Ltd., Series 2013-2A, Class D, 4.252%, 1/22/2025 (a)(b)	3,500,000	3,502,359
BlueMountain CLO Ltd., Series 2016-2A, Class C, 4.796%, 8/20/2028 (a)(b)	3,000,000	2,952,075
Canyon Capital CLO Ltd., Series 2016-1A, Class D1, 6.075%, 4/15/2028 (a)(b)	5,000,000	5,049,335
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 6.180%, 1/15/2026 (a)(b)	2,000,000	2,013,248
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.430%, 12/5/2024 (a)(b)	4,500,000	4,398,367
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.752%, 1/29/2025 (a)(b)	250,000	250,148
Galaxy XI CLO Ltd., Series 2011-11A, Class F, 7.386%, 8/20/2022 (a)(b)	1,750,000	1,699,897
Gale Force IV CLO Ltd., Series 2007-4A, Class E, 7.036%, 8/20/2021 (a)(b)	3,950,000	3,951,789
Gallatin CLO IV Ltd., Series 2012-1A, Class D, 5.180%, 10/15/2023 (a)(b)	3,000,000	3,019,683
JFIN CLO Ltd., Series 2015-2A, Class D, 5.019%, 10/19/2026 (a)(b)	5,000,000	4,912,065
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 8.029%, 10/17/2025 (a)(b)	3,000,000	2,932,875
KVK CLO Ltd., Series 2012-1A, Class D, 5.780%, 7/15/2023 (a)(b)	3,000,000	3,006,813
KVK CLO Ltd., Series 2015-1A, Class D, 4.636%, 5/20/2027 (a)(b)	3,000,000	2,708,490
LCM XVIII LP, Series 18A, Class E, 6.046%, 4/20/2027 (a)(b)	2,000,000	1,801,016
LCM XXI LP, Series 21A, Class D, 5.796%, 4/20/2028 (a)(b)	2,400,000	2,415,749
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.656%, 9/14/2023 (a)(b)	3,500,000	3,504,427
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 4.029%, 7/17/2025 (a)(b)	4,500,000	4,119,071
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.835%, 7/22/2025 (a)(b)	3,800,000	3,676,679
OZLM Funding V Ltd., Series 2013-5A, Class C, 4.179%, 1/17/2026 (a)(b)	2,250,000	2,238,242
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.529%, 10/17/2022 (a)(b)	2,500,000	2,495,260
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 7.616%, 10/30/2026 (a)(b)	2,000,000	1,991,404
Voya CLO Ltd., Series 2013-1A, Class C, 4.180%, 4/15/2024 (a)(b)	2,500,000	2,499,955
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class D, 4.679%, 7/16/2027 (a)(b)	4,750,000	4,545,076

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost $88,794,236)		89,990,540

Collateralized Mortgage Obligations – 11.07%
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.788%, 9/25/2045 (a)	10,691	8,750
CHL Mortgage Pass-Through Trust, Series 2006-13, Class 1A14, 6.250%, 9/25/2036	57,317	48,792
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.951%, 5/25/2035 (a)	3,899	3,672

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	$8,611	$7,914
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.094%, 12/10/2049 (a)	14,082	9,382
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.431%, 8/25/2046 (a)(e)	4,674,205	480,952
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.688%, 11/25/2035 (a)	19,046	10,620
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.678%, 10/25/2036 (a)	31,919	16,870
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.658%, 1/25/2037 (a)	20,600	17,849
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.618%, 10/25/2036 (a)	29,186	24,032
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.007%, 2/15/2051 (a)	7,000,000	6,965,308
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.145%, 7/15/2040 (a)	5,241,000	5,075,615
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 2.966%, 12/25/2035 (a)	14,472	11,550
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	2,000,000	1,917,128
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	16,124	9,024
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.658%, 12/25/2036 (a)	5,325	3,997
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,217	4,659
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	27,311	21,972
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	6,292	5,317
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.702%, 6/15/2049 (a)	5,000,000	4,937,030
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 5.948%, 2/15/2051 (a)	5,000,000	4,526,425
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2005-AR1, Class A1A, 0.748%, 12/25/2035 (a)	32,472	26,709
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.857%, 12/28/2037 (a)	28,860	25,152

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost $24,183,581)		24,158,719

Corporate Obligations – 37.89%
Financial – 37.89%
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	10,500,000	10,657,500
Bank of New York Mellon Corp., 2.500%, 4/15/2021	2,000,000	2,073,432
Cadence Financial Corp., 6.500%, 3/11/2025 (Acquired 03/06/2015, Cost $15,000,000) (a)(b)(c)(f)	15,000,000	12,975,000
Citigroup, Inc., 1.700%, 4/27/2018	2,000,000	2,007,046
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	3,000,000	3,090,000
Eagle Bancorp, Inc., 5.000%, 8/1/2026 (a)	2,500,000	2,521,875
EverBank Financial Corp., 6.000%, 3/15/2026 (a)	2,490,000	2,562,763
EverBank Financial Corp., 5.750%, 7/2/2025	3,000,000	3,139,230
Flagstar Bancorp, Inc., 6.125%, 7/15/2021 (b)	3,000,000	3,078,717
Franklin Financial Network, Inc., 6.875%, 3/30/2026 (a)	3,900,000	3,997,500
Franklin Financial Network, Inc., 7.000%, 7/1/2026 (a)	2,000,000	2,060,000
Guaranty Bancorp, 5.750%, 7/20/2026 (a)	2,500,000	2,500,000
JPMorgan Chase & Co., 2.156%, 6/11/2020 (a)	1,000,000	1,002,200
KeyBank National Association, 1.700%, 6/1/2018	4,095,000	4,126,749
Morgan Stanley, 5.950%, 12/28/2017	2,000,000	2,125,066
Opus Bank, 5.500%, 7/1/2026 (a)	3,000,000	3,060,000
PNC Bank National Association, 2.400%, 10/18/2019	2,250,000	2,318,564

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Corporate Obligations – (continued)
Financials – (continued)
Preferred Bank, 6.000%, 6/15/2026 (a)	$4,000,000	$4,020,000
RBB Bancorp, 6.500%, 3/31/2026	4,000,000	4,060,000
SunTrust Banks, Inc., 2.900%, 3/3/2021	2,000,000	2,089,450
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	1,956,000	2,034,240
USAmeriBancorp, Inc., 6.250%, 4/1/2026 (b)	4,000,000	4,060,000
Your Community Bank, 6.250%, 12/15/2025 (a)	3,000,000	3,120,000

TOTAL CORPORATE OBLIGATIONS – (Cost $83,492,195)		82,679,332

Mortgage Backed Securities – U.S. Government Agency Issues – 0.22%
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (e)	802,523	94,710
Federal National Mortgage Association, Series 2014-C02, Class 2M2, 3.088%, 5/25/2024 (a)	50,000	48,220
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (e)	2,249,563	332,560

TOTAL MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY ISSUES – (Cost $564,692)		475,490

Purchased Options – 0.09%	Contracts
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $1,850	40	34,000
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $2,000	40	68,000
EMINI S&P 500 Option, Expiration: December 2016, Exercise Price: $2,050	46	98,325

TOTAL PURCHASED OPTIONS – (Cost $610,579)		200,325

Short Term Investements – 4.81%	Shares
Money Market Funds – 4.81%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.25% (g)	10,491,227	10,491,227

TOTAL SHORT TERM INVESTMENTS – (Cost 10,491,227)		10,491,227

TOTAL INVESTMENTS – 100.12% – (Cost $218,546,392)		218,456,100

Liabilities in Excess of Other Assets – (0.12%)		(266,208)

NET ASSETS – 100.00%		$218,189,892

(a)	Variable or Floating Rate Security. Rate disclosed as of July 31, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2016, the value of these securities amounted to $128,233,317 or 58.77% of net assets.
(c)	Illiquid security. At July 31, 2016, the value of these securities amounted to $19,674,330 or 9.02% of net assets.
(d)	Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At July 31, 2016, the value of these securities amounted to $2,971,395 or 1.36% of net assets.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

(e)	Interest Only Security.
(f)	As of July 31, 2016, the Fund has fair valued this security.
(g)	Rate disclosed is the seven day yield as of July 31, 2016.
(h)	See Note 5 to the Financial Statements.

Schedule of Open Futures Contracts

Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Unrealized Depreciation
U.S. 5 Year Note Future	September 2016	(210)	$(25,623,281)	$(212,643)

				$(212,643)

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments

July 31, 2016 (Unaudited)

	Shares	Value
Common Stocks – 0.11%
Energy – 0.11%
Calumet Specialty Products Partners LP	9,500	$44,745

TOTAL COMMON STOCKS – (Cost $218,223)		44,745

Corporate Obligations – 85.44%	Principal Amount
Basic Materials – 11.89%
AK Steel Corp., 8.375%, 4/1/2022	$100,000	100,750
Blue Cube Spinco, Inc., 9.750%, 10/15/2023 (a)	250,000	286,875
Cascades, Inc., 5.750%, 7/15/2023 (a)(b)	250,000	248,125
Consolidated Energy Finance SA, 6.750%, 10/15/2019 (a)(b)	550,000	548,625
CVR Partners LP / CVR Nitrogen Finance Corp., 9.250%, 6/15/2023 (a)	500,000	513,125
FMG Resources August 2006 Pty Ltd., 9.750%, 3/1/2022 (a)(b)	250,000	281,250
Hexion, Inc., 6.625%, 4/15/2020	900,000	765,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (a)	250,000	263,125
Kissner Milling Co. Ltd., 7.250%, 6/1/2019 (a)(b)	1,000,000	1,015,000
Teck Resources Ltd., 8.500%, 6/1/2024 (a)(b)	250,000	272,500
Tronox Finance LLC, 7.500%, 3/15/2022 (a)	250,000	199,687
United States Steel Corp., 8.375%, 7/1/2021 (a)	250,000	273,438

		4,767,500

Communications – 11.39%
Cable One, Inc., 5.750%, 6/15/2022 (a)	150,000	157,125
Cablevision Systems Corp., 8.625%, 9/15/2017	400,000	425,500
CommScope Technologies Finance LLC, 6.000%, 6/15/2025 (a)	500,000	530,000
DigitalGlobe, Inc., 5.250%, 2/1/2021 (a)	590,000	573,775
Frontier Communications Corp., 11.000%, 9/15/2025	1,500,000	1,606,875
GCI, Inc., 6.750%, 6/1/2021	96,000	99,360
Intelsat Jackson Holdings SA, 7.250%, 10/15/2020 (b)	250,000	183,125
Sprint Capital Corp., 6.875%, 11/15/2028	575,000	495,938
Windstream Services LLC, 7.875%, 11/1/2017	250,000	265,000
Windstream Services LLC, 7.500%, 6/1/2022	250,000	231,250

		4,567,948

Consumer, Cyclical – 9.43%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7.000%, 5/20/2022	125,000	132,344
Dana, Inc., 5.500%, 12/15/2024	250,000	254,687
Deck Chassis Acquisition, Inc., 10.000%, 6/15/2023 (a)	250,000	263,125
Dollar Tree, Inc., 5.750%, 3/1/2023	250,000	271,250
Ferrellgas LP / Ferrellgas Finance Corp., 6.750%, 6/15/2023 (c)	525,000	463,313
First Cash Financial Services, Inc., 6.750%, 4/1/2021	500,000	517,500
MGM Resorts International, 7.750%, 3/15/2022	375,000	433,279
MPG Holdco I, Inc., 7.375%, 10/15/2022	400,000	412,000
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/2024	1,000,000	1,035,000

		3,782,498

Consumer, Non-cyclical – 7.38%
Ashtead Capital, Inc., 5.625%, 10/1/2024 (a)	200,000	209,250
Cenveo Corp., 6.000%, 8/1/2019 (a)	750,000	656,250

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Consumer, Non-cyclical – (continued)
Dean Foods Co., 6.500%, 3/15/2023 (a)	$500,000	$530,000
HealthSouth Corp., 5.750%, 9/15/2025	250,000	259,405
JBS USA LLC / JBS USA Finance, Inc., 7.250%, 6/1/2021 (a)	95,000	98,562
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/1/2022 (a)	150,000	150,094
MPH Acquisition Holdings LLC, 7.125%, 6/1/2024 (a)	250,000	267,344
Vector Group Ltd., 7.750%, 2/15/2021	500,000	525,625
Vector Group Ltd., 7.750%, 2/15/2021 (a)	250,000	262,813

		2,959,343

Energy – 14.29%
Antero Resources Corp., 5.625%, 6/1/2023	500,000	475,625
Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.500%, 4/15/2021	900,000	663,750
Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc., 6.750%, 2/1/2022	163,000	159,332
Hilcorp. Energy I LP / Hilcorp. Finance Co., 5.750%, 10/1/2025 (a)	250,000	237,500
Parker Drilling Co., 7.500%, 8/1/2020	300,000	237,090
PBF Holding Co. LLC / PBF Finance Corp., 7.000%, 11/15/2023 (a)	250,000	239,062
Regency Energy Partners LP / Regency Energy Finance Corp., 5.500%, 4/15/2023	500,000	518,589
Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	1,250,000	1,314,063
Shelf Drilling Holdings Ltd., 8.625%, 11/1/2018 (a)(b)	1,000,000	813,750
SM Energy Co., 6.500%, 11/15/2021	100,000	88,000
Transocean, Inc., 3.000%, 10/15/2017 (b)	250,000	246,250
Transocean, Inc., 6.000%, 3/15/2018 (b)	500,000	490,000
Williams Partners LP / ACMP Finance Corp., 4.875%, 5/15/2023	250,000	248,638

		5,731,649

Financial – 10.73%
Aircastle Ltd., 5.500%, 2/15/2022 (b)	250,000	268,750
Alliance Data Systems Corp., 6.375%, 4/1/2020 (a)	250,000	256,562
Credit Acceptance Corp., 7.375%, 3/15/2023	500,000	502,500
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/2020 (a)	1,000,000	940,000
Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.500%, 4/15/2021 (a)	500,000	461,875
Navient Corp., 5.500%, 1/25/2023	600,000	558,750
NewStar Financial, Inc., 7.250%, 5/1/2020	1,000,000	960,800
Ocwen Financial Corp., 6.625%, 5/15/2019	500,000	353,750

		4,302,987

Industrial – 16.51%
ATS Automation Tooling Systems, Inc., 6.500%, 6/15/2023 (a)(b)	325,000	332,312
Berry Plastics Corp., 6.000%, 10/15/2022	100,000	106,625
Bombardier, Inc., 6.125%, 1/15/2023 (a)(b)	500,000	436,610
Bombardier, Inc., 7.500%, 3/15/2025 (a)(b)	250,000	220,128
General Cable Corp., 5.750%, 10/1/2022	600,000	567,000
Griffon Corp., 5.250%, 3/1/2022	750,000	753,750
Hornbeck Offshore Services, Inc., 5.875%, 4/1/2020	500,000	331,250
Jack Cooper Holdings Corp., 9.250%, 6/1/2020	350,000	253,750
OPE KAG Finance Sub, Inc., 7.875%, 7/31/2023 (a)	1,000,000	1,017,500
PaperWorks Industries, Inc., 9.500%, 8/15/2019 (a)	1,000,000	952,500
Shape Technologies Group, Inc., 7.625%, 2/1/2020 (a)	600,000	599,628
Techniplas LLC, 10.000%, 5/1/2020 (a)	1,000,000	780,000
Zebra Technologies Corp., 7.250%, 10/15/2022	250,000	268,125

		6,619,178

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Schedule of Investments – (continued)

July 31, 2016 (Unaudited)

	Principal Amount	Value
Technology – 2.94%
Advanced Micro Devices, Inc., 7.750%, 8/1/2020	$250,000	$248,125
Amkor Technology, Inc., 6.625%, 6/1/2021	600,000	606,750
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 7.125%, 6/15/2024 (a)	300,000	323,180

		1,178,055

Utilities – 0.88%
NRG Energy, Inc., 6.250%, 7/15/2022	100,000	101,000
NRG Energy, Inc., 6.625%, 3/15/2023	250,000	253,250

		354,250

TOTAL CORPORATE OBLIGATIONS – (Cost $35,263,954)		34,263,408

Investment Companies – 2.49%	Shares
Exchange Traded Funds – 2.49%
iShares iBoxx $ High Yield Corporate Bond ETF	11,700	999,297

TOTAL INVESTMENT COMPANIES – (Cost $998,000)		999,297

Short Term Investments – 13.63%
Money Market Funds – 13.63%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 0.25% (d)	5,464,933	5,464,933

TOTAL SHORT TERM INVESTMENTS – (Cost $5,464,933)		5,464,933

TOTAL INVESTMENTS – 101.67% – (Cost $41,945,110)		40,772,383

Liabilities in Excess of Other Assets – (1.67%)		(671,182)

NET ASSETS – 100.00%		$40,101,201

(a)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At July 31, 2016, the value of these securities amounted to $15,210,696 or 37.93% of net assets.
(b)	U.S. dollar denominated foreign security.
(c)	Variable or Floating Rate Security. Rate disclosed as of July 31, 2016.
(d)	Rate disclosed is the seven day yield as of July 31, 2016.

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities

July 31, 2016 (Unaudited)

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund
Assets
Investments in securities, at value (cost $4,726,625,047, $218,546,392, and $41,945,110, respectively)	$4,599,695,613	$218,456,100	$40,772,383
Investments in affiliates, at value (cost $0, $5,000,000 and $0, respectively)	4,995,633	–	–
Cash	160,127	–	–
Deposit at broker for futures	6,861,906	239,824	–
Deposit at brokers for reverse repurchase agreements	785,711	–	–
Due from Adviser	–	–	2,014
Receivable for fund shares sold	34,611,795	220,394	–
Receivable for investments sold	9,559,816	3,142,127	–
Dividends and interest receivable	26,130,240	2,034,175	767,614
Swap premiums paid	2,048,069	–	–
Appreciation on swap agreements	493,317	–	–
Prepaid expenses	174,608	37,775	18,324

Total Assets	4,685,516,835	224,130,395	41,560,335

Liabilities
Payable for reverse repurchase agreements	18,922,000	–	–
Payable for credit agreements	275,000,000	–	–
Payable for fund shares redeemed	16,643,779	2,594,304	2,575
Payable for investments purchased	35,975,650	2,943,360	1,364,930
Payable for distributions to shareholders	4,925,023	65,619	51,084
Payable for swap collateral received	2,520,000	–	–
Interest payable for credit and reverse repurchase agreements	814,380	–	–
Variation margin on futures contracts	1,575,290	65,625	–
Payable to Adviser	3,340,206	104,209	–
Payable to administrator, fund accountant, and transfer agent	496,397	110,634	17,911
Payable to custodian	56,809	11,114	1,821
12b-1 fees accrued	409,752	7,231	382
Other accrued expenses	342,114	38,407	20,431

Total Liabilities	361,021,400	5,940,503	1,459,134

Net Assets	$4,324,495,435	$218,189,892	$40,101,201

Net Assets consist of:
Paid-in capital	$4,713,469,438	$254,647,390	$42,124,816
Accumulated undistributed net investment income	553,484	237,972	110,573
Accumulated net realized loss from investment transactions	(231,536,676)	(36,392,535)	(961,461)
Net unrealized depreciation on investments	(121,929,434)	(90,292)	(1,172,727)
Net unrealized depreciation on investments in affiliates	(4,367)	–	–
Net unrealized depreciation on futures contracts	(36,550,327)	(212,643)	–
Net unrealized appreciation on swap agreements	493,317	–	–

Net Assets	$4,324,495,435	$218,189,892	$40,101,201

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities – (continued)

July 31, 2016 (Unaudited)

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund
Class A:
Net Assets	$414,325,081	$9,322,186	$679,394

Shares outstanding (unlimited number of shares authorized, no par value)	37,058,327	999,152	59,228

Net asset value (“NAV”) per share	$11.18	$9.33	$11.47

Offering price per share (NAV/0.9775) (a)	$11.44	$9.54	$11.73

Class C
Net Assets	$27,260,716	$974,753	$–

Shares outstanding (unlimited number of shares authorized, no par value)	2,444,149	104,694	–

Net asset value (“NAV”) and offering price per share	$11.15	$9.31	$–

Minimum redemption price per share (NAV*0.99) (b)	$11.04	$9.22	$–

Institutional Class:
Net Assets	$3,882,909,638	$207,892,953	$39,421,807

Shares outstanding (unlimited number of shares authorized, no par value)	347,529,499	22,295,524	3,445,214

Net asset value (“NAV”) and offering price per share	$11.17	$9.32	$11.44

(a)	Class A shares impose a maximum 2.25% sales charge on purchases
(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the period ended July 31, 2016 (Unaudited)

	Multi-Strategy Income Fund	Flexible Income Fund	High Yield Opportunities Fund (a)
Investment Income
Dividend income	$81,718	$–	$–
Dividends from affiliate investments	3,315	–	–
Interest income	160,829,939	6,632,736	883,128

Total Investment Income	160,914,972	6,632,736	883,128

Expenses
Investment Advisory	19,169,261	949,386	67,250
12b-1 – Class A	541,237	13,016	566
12b-1 – Class C	109,141	3,753	–
Fund accounting	321,628	79,369	8,919
Administration	287,302	81,904	11,756
Transfer agent	239,515	48,554	9,152
Legal	179,195	24,429	5,621
Custodian	133,892	18,275	2,009
Registration	124,090	47,149	10,467
Printing	95,458	12,671	2,637
Trustee	52,848	21,236	8,686
Insurance	33,050	2,912	1,283
Audit	30,228	15,522	5,811
Compliance	17,845	17,845	9,370
Miscellaneous	41,025	8,300	811
Interest & Commissions	3,725,225	83,572	46

Total Expenses	25,100,940	1,427,893	144,384

Fees contractually (waived) recouped by Adviser (See Note 4)	598,192	(420,835)	(64,294)

Net operating expenses	25,699,132	1,007,058	80,090

Net Investment Income	135,215,840	5,625,678	803,038

Realized and Unrealized Gain (Loss) on Investments
Net realized loss on investments	(105,619,377)	(30,747,477)	(38,508)
Net realized loss on futures contracts	(36,583,019)	(1,182,372)	–
Net realized gain on swap agreements	940,341	–	–
Net change in unrealized appreciation on investments	95,409,609	22,100,389	2,084,187
Net change in unrealized depreciation on investments in affiliates	(4,367)	–	–
Net change in unrealized appreciation on futures contracts	13,643,232	688,704	–
Net change in unrealized appreciation on swap agreements	692,078	–	–

Net realized and unrealized gain (loss) on investments	(31,521,503)	(9,140,756)	2,045,679

Net increase (decrease) in net assets resulting from operations	$103,694,337	$(3,515,078)	$2,848,717

(a)	For the stub period April 1, 2016 to July 31, 2016. See Note 1 to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Statement of Cash Flows

For the period ended July 31, 2016 (Unaudited)

Multi-Strategy Income Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations	$103,694,337
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Net amortization and accretion of premium and discount	(92,322,894)
Net payments from purchases of short-term investments	(228,824,916)
Purchases of long-term investments	(988,158,564)
Proceeds from sales of long-term investments	1,781,604,650
Decrease in deposits at broker for futures	7,078,624
Decrease in deposits at broker for reverse repurchase agreements	15,100,402
Decrease in receivable for investment securities sold	16,226,672
Decrease in dividends and interest receivable	766,324
Net premiums paid on swaps	301,577
Increase in prepaid expenses	(8,501)
Decrease in payable for investment securities purchased	(23,584,642)
Decrease in dividends payable to shareholders	(165,236)
Decrease in interest payable for credit and reverse repurchase agreements	(1,802,262)
Net variation margin paid on futures contracts	(2,435,505)
Increase in payable for swap collateral received	490,000
Decrease in payable to Adviser	(58,754)
Increase in payable to administrator, accountant and transfer agent	163,561
Increase in payable to custodian	11,310
Increase in 12b-1 fees accrued	292,887
Increase in other accrued expenses	20,867
Change in unrealized appreciation on investments	(95,405,242)
Change in unrealized appreciation on futures	(13,643,232)
Change in unrealized appreciation on swaps	(692,078)
Net realized loss on investments	105,619,377
Net realized loss on futures	36,583,019
Net realized gain on swaps	(940,341)

Net cash used in operating activities	619,911,440

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	999,643,403
Payment on shares redeemed	(1,285,471,312)
Cash distributions paid to shareholders	(30,441,131)
Decrease in payable for reverse repurchase agreements	(303,504,000)

Net cash provided by financing activities	(619,773,040)

Net change in cash	$138,400

CASH:
Beginning Balance	21,727

Ending Balance	$160,127

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$5,527,487
Non-cash financing activities - distributions reinvested	113,774,691
Non-cash financing activities - increase in receivable for Fund shares sold	16,261,247
Non-cash financing activities - increase in payable for Fund shares redeemed	26,226,767

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016
Increase in Net Assets due to:
Operations
Net investment income	$135,215,840	$266,870,275
Net realized loss on investment transactions, futures contracts and swap agreements	(141,262,055)	(4,596,434)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	109,740,552	(289,393,808)

Net increase (decrease) in net assets resulting from operations	103,694,337	(27,119,967)

Distributions
From net investment income, Class A	(13,948,868)	(32,038,746)
From net investment income, C Class (a)	–	(502,750)
From net investment income, Class C (b)	(661,621)	(411,096.00)
From net investment income, Institutional Class	(129,605,333)	(264,789,663)

Total Distributions	(144,215,822)	(297,742,255)

Capital Transactions – Class A
Proceeds from shares sold	71,449,032	322,167,551
Proceeds from exchange of C Class shares (a)	–	70,864,905
Reinvestment of distributions	11,979,817	28,030,269
Amound paid for shares redeemed	(135,439,738)	(290,990,081)

Total Class A	(52,010,889)	130,072,644

Capital Transactions – C Class (a)
Proceeds from shares sold	–	–
Reinvestment of distributions	–	326,234
Amound paid for shares redeemed	–	(3,117,006)
Amount paid for exchange into Class A shares	–	(70,864,905.00)

Total C Class	–	(73,655,677)

Capital Transactions – Class C (b)
Proceeds from shares sold	10,092,145	18,239,993
Reinvestment of distributions	598,989	393,383
Redemption fee	30	–
Amound paid for shares redeemed	(1,011,131)	(177,644)

Total Class C	9,680,033	18,455,732

Capital Transactions – Institutional Class
Proceeds from shares sold	934,363,473	2,763,782,722
Proceeds from shares issued from transfers in-kind (c)	–	18,025,048
Reinvestment of distributions	101,195,885	197,734,578
Amound paid for shares redeemed	(1,122,793,706)	(1,729,351,717)

Total Institutional Class	(87,234,348)	1,250,190,631

Net increase (decrease) in net assets resulting from capital transactions	(129,565,204)	1,325,063,330

Total Increase (Decrease) in Net Assets	(170,086,689)	1,000,201,108

Net Assets
Beginning of period	4,494,582,124	3,494,381,016

End of period	$4,324,495,435	$4,494,582,124

Accumulated undistributed net investment income included in net assets at end of period	$553,484	$9,553,466

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets – (continued)

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016
Share Transactions – Class A
Shares sold	6,461,602	26,867,601
Shares issued from exchange of C Class shares (a)	–	5,814,025
Shares issued in reinvestment of distributions	1,084,310	2,369,967
Shares redeemed	(12,246,024)	(24,458,192)

Total Class A	(4,700,112)	10,593,401

Share Transactions – C Class (a)
Shares sold	–	26,963
Shares issued in reinvestment of distributions	–	–
Shares redeemed	–	(257,149)
Shares redeemed in exchange of Class A shares	–	(5,833,438)

Total C Class	–	(6,063,624)

Share Transactions – Class C (b)
Shares sold	914,364	1,548,408
Shares issued in reinvestment of distributions	54,267	34,100
Shares redeemed	(91,593)	(15,397)

Total Class C	877,038	1,567,111

Share Transactions – Institutional Class
Shares sold	84,533,457	231,293,126
Shares issued from transfers-in-kind (c)	–	1,540,070
Shares issued in reinvestment of distributions	9,164,625	16,757,899
Shares redeemed	(101,628,695)	(146,487,378)

Total Institutional Class	(7,930,613)	103,103,717

Net increase (decrease) in share transactions	(11,753,687)	109,200,605

(a)	C Class shares converted into Class A shares at the close of business on April 2, 2015. See Note 1 to the Financial Statements.
(b)	Class C shares commenced operations on August 4, 2015.
(c)	See Note 6 to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016 (a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$5,625,678	$15,051,593
Net realized loss on investment transactions and futures contracts	(31,929,849)	(4,124,102)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	22,789,093	(23,099,039)

Net decrease in net assets resulting from operations	(3,515,078)	(12,171,548)

Distributions
From net investment income, Class A	(265,662)	(2,493,916)
From net investment income, Class C	(17,384)	(9,925)
From net investment income, Institutional Class	(5,386,761)	(12,604,909)

Total Distributions	(5,669,807)	(15,108,750)

Capital Transactions – Class A
Proceeds from shares sold	6,480,284	123,018,639
Reinvestment of distributions	251,124	2,475,097
Amound paid for shares redeemed	(12,181,598)	(105,485,747)

Total Class A	(5,450,190)	20,007,989

Capital Transactions – Class C
Proceeds from shares sold	478,375	673,700
Reinvestment of distributions	13,741	8,969
Amound paid for shares redeemed	(158,582)	–

Total Class C	333,534	682,669

Capital Transactions – Institutional Class
Proceeds from shares sold	53,916,631	451,363,171
Reinvestment of distributions	5,285,864	12,443,392
Amound paid for shares redeemed	(140,728,360)	(144,554,801)

Total Institutional Class	(81,525,865)	319,251,762

Net increase (decrease) in net assets resulting from capital transactions	(86,642,521)	339,942,420

Total Increase (Decrease) in Net Assets	(95,827,406)	312,662,122

Net Assets
Beginning of period	314,017,298	1,355,176

End of period	$218,189,892	$314,017,298

Accumulated undistributed net investment income included in net assets at end of period	$237,972	$282,101

Share Transactions – Class A
Shares sold	704,440	11,936,554
Shares issued in reinvestment of distributions	27,580	245,335
Shares redeemed	(1,314,306)	(10,621,515)

Total Class A	(582,286)	1,560,374

Share Transactions – Class C
Shares sold	52,669	66,902
Shares issued in reinvestment of distributions	1,507	910
Shares redeemed	(17,294)	–

Total Class C	36,882	67,812

Share Transactions – Institutional Class
Shares sold	5,955,491	44,203,750
Shares issued in reinvestment of distributions	579,740	1,237,977
Shares redeemed	(15,430,143)	(14,363,900)

Total Institutional Class	(8,894,912)	31,077,827

Net increase (decrease) in share transactions	(9,440,316)	32,706,013

(a)	Class C shares commenced operations on August 4, 2015.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund

Statements of Changes in Net Assets

	For the Period Ended July 31, 2016 (a) (Unaudited)	For the Year Ended March 31, 2016
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$803,038	$3,098,379
Net realized loss on investment transactions and futures contracts	(38,508)	(315,424)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	2,084,187	(4,172,780)

Net increase (decrease) in net assets resulting from operations	2,848,717	(1,389,825)

Distributions
From net investment income, Class A (b)	(12,326)	(97,497)
From net investment income, Institutional Class	(668,765)	(3,020,750)

Total Distributions	(681,091)	(3,118,247)

Capital Transactions – Class A (b)
Proceeds from shares sold	566	236,449
Reinvestment of distributions	12,326	97,497
Amound paid for shares redeemed	(79,271)	(1,714,506)

Total Class A	(66,379)	(1,380,560)

Capital Transactions – Institutional Class (c)
Proceeds from shares sold	5,045,886	1,437,383
Reinvestment of distributions	436,884	2,286,239
Amound paid for shares redeemed	(5,725,446)	(14,425,990)

Total Institutional Class	(242,676)	(10,702,368)

Net decrease in net assets resulting from capital transactions	(309,055)	(12,082,928)

Total Increase (Decrease) in Net Assets	1,858,571	(16,591,000)

Net Assets
Beginning of period	38,242,630	54,833,630

End of period	$40,101,201	$38,242,630

Accumulated undistributed net investment income (loss) included in net assets at end of period	$110,573	$(11,374)

Share Transactions – Class A (b)
Shares sold	52	20,876
Shares issued in reinvestment of distributions	1,103	8,637
Shares redeemed	(7,158)	(158,021)

Total Class A	(6,003)	(128,508)

Share Transactions – Institutional Class (c)
Shares sold	440,818	129,128
Shares issued in reinvestment of distributions	39,201	205,607
Shares redeemed	(519,464)	(1,338,742)

Total Institutional Class	(39,445)	(1,004,007)

Net decrease in share transactions	(45,448)	(1,132,515)

(a)	For the stub period April 1, 2016 to July 31, 2016. See Note 1 to the Financial Statements.
(b)	Original shares converted into Class A shares at the close of business on April 15, 2016. See Note 1 to the Financial Statements.
(c)	Institutional shares converted into Institutional Class Shares at the close of business on April 15, 2016. See Note 1 to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014	For the Year Ended January 31, 2013	For the Period Ended January 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.28	$12.08	$12.17	$12.35	$10.67	$10.00

Income from investment operations:
Net investment income	0.34	0.66	0.62	0.54	0.60	0.26
Net realized and unrealized gain (loss) on investments	(0.08)	(0.69)	(0.09)	(0.13)	1.74	0.63

Total from investment operations	0.26	(0.03)	0.53	0.41	2.34	0.89

Less distributions to shareholders:
From net investment income	(0.36)	(0.77)	(0.62)	(0.58)	(0.61)	(0.22)
From net realized gain	–	–	–	(0.01)	(0.05)	–

Total Distributions	(0.36)	(0.77)	(0.62)	(0.59)	(0.66)	(0.22)

Net asset value, end of period	$11.18	$11.28	$12.08	$12.17	$12.35	$10.67

Total Return (b)	2.35%	(0.33%)	4.41%	3.52%	22.57%	8.95	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$414,325	$470,926	$376,374	$760,039	$486,444	$26,255
Ratio of expenses to average net assets before waiver and reimbursement (recapture) (d)	1.39%	1.43%	1.62%	1.91%	2.23%	3.38	% (e)
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (d)	1.41%	1.41%	1.46%	1.68%	1.60%	2.45	% (e)
Ratio of net investment income to average net assets before waiver and reimbursement (recapture)	6.08%	5.68%	4.69%	4.36%	4.39%	4.36	% (e)
Ratio of net investment income to average net assets after waiver and reimbursement (recapture)	6.05%	5.69%	4.86%	4.60%	5.02%	5.29	% (e)
Portfolio turnover rate	22.66%	43.68%	54.36%	61.70%	54.56%	17.85	% (c)

(a)	Class commenced operations on June 28, 2011.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized.
(d)	Ratios excluding interest expense are below:

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014	For the Year Ended January 31, 2013	For the Period Ended January 31, 2012 (a)
Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense	1.21%	1.25%	1.40%	1.47%	1.90%	3.18	% (e)
Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense	1.24%	1.24%	1.24%	1.24%	1.26%	2.25	% (e)

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2016 (Unaudited)	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.26	$12.06

Income from investment operations:
Net investment income	0.30	0.32
Net realized and unrealized loss on investments	(0.09)	(0.70)

Total from investment operations	0.21	(0.38)

Less distributions to shareholders:
From net investment income	(0.32)	(0.42)

Total Distributions	(0.32)	(0.42)

Net asset value, end of period	$11.15	$11.26

Total Return (b)	1.97%	(3.20	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$27,261	$17,650
Ratio of expenses to average net assets before waiver and reimbursement (recapture) (d)	2.13%	2.21	% (e)
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (d)	2.15%	2.21	% (e)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement (recapture)	5.37%	5.65	% (e)
Ratio of net investment income to average net assets after waiver and reimbursement (recapture)	5.34%	5.65	% (e)
Portfolio turnover rate	22.66%	43.68	% (c)

(a)	Class commenced operations on August 4, 2015.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized.
(d)	Ratios excluding interest expense are below:

	For the Period Ended July 31, 2016 (Unaudited)	For the Period Ended January 31, 2016 (a)
Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense	1.96%	1.99	% (e)
Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense	1.99%	1.99	% (e)

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014	For the Period Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$11.27	$12.07	$12.17	$12.34	$11.71

Income from investment operations:
Net investment income	0.35	0.72	0.60	0.56	0.25
Net realized and unrealized gain (loss) on investments	(0.08)	(0.72)	(0.05)	(0.10)	0.65

Total from investment operations	0.27	–	0.55	0.46	0.90

Less distributions to shareholders:
From net investment income	(0.37)	(0.80)	(0.65)	(0.62)	(0.22)
From net realized gain	–	–	–	(0.01)	(0.05)

Total Distributions	(0.37)	(0.80)	(0.65)	(0.63)	(0.27)

Net asset value, end of period	$11.17	$11.27	$12.07	$12.17	$12.34

Total Return (b)	2.48%	(0.09%)	4.60%	3.88%	7.75	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$3,882,910	$4,006,007	$3,045,031	$1,287,772	$445,187
Ratio of expenses to average net assets before waiver and reimbursement (recapture) (d)	1.14%	1.21%	1.37%	1.66%	1.89	% (e)
Ratio of expenses to average net assets after waiver and reimbursement (recapture) (d)	1.16%	1.19%	1.21%	1.43%	1.34	% (e)
Ratio of net investment income to average net assets before waiver and reimbursement (recapture)	6.34%	6.18%	4.84%	4.58%	4.52	% (e)
Ratio of net investment income to average net assets after waiver and reimbursement (recapture)	6.34%	6.19%	5.01%	4.81%	5.07	% (e)
Portfolio turnover rate	22.66%	43.68%	54.36%	61.70%	54.56	% (c)

(a)	Class commenced operations on August 16, 2012.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized.
(d)	Ratios excluding interest expense are below:

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014	For the Period Ended January 31, 2013 (a)
Ratio of expenses to average net assets before waiver and reimbursement (recapture) excluding interest expense	0.96%	1.00%	1.15%	1.22%	1.54	% (e)
Ratio of expenses to average net assets after waiver and reimbursement (recapture) excluding interest expense	0.99%	0.99%	0.99%	0.99%	0.99	% (e)

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.56	$10.14	$10.00

Income from investment operations:
Net investment income	0.27	0.47	0.10	(b)
Net realized and unrealized gain (loss) on investments	(0.27)	(0.60)	0.11

Total from investment operations	–	(0.13)	0.21

Less distributions to shareholders:
From net investment income	(0.23)	(0.45)	(0.07)

Total Distributions	(0.23)	(0.45)	(0.07)

Net asset value, end of period	$9.33	$9.56	$10.14

Total Return (c)	0.13%	(1.36%)	1.98	% (d)(e)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$9,322	$15,125	$214
Ratio of expenses to average net assets before waiver and reimbursement (f)	1.58%	1.47%	260.91	% (g)
Ratio of expenses to average net assets after waiver and reimbursement (f)	1.18%	1.20%	1.24	% (g)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.64%	4.62%	(255.74	%) (g)
Ratio of net investment income to average net assets after waiver and reimbursement	5.04%	4.89%	3.93	% (g)
Portfolio turnover rate	50.63%	100.93%	6.41	% (d)

(a)	Class commenced operations on November 3, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not include the effects of sales charges.
(d)	Not Annualized.
(e)	Total Return was calculated using the traded NAV.
(f)	Ratios excluding interest expense are below:

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.50%	1.37%	260.91	% (g)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.10%	1.10%	1.24	% (g)

(g)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2016 (Unaudited)	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.55	$10.28

Income from investment operations:
Net investment income	0.18	0.20
Net realized and unrealized loss on investments	(0.21)	(0.70)

Total from investment operations	(0.03)	(0.50)

Less distributions to shareholders:
From net investment income	(0.21)	(0.23)

Total Distributions	(0.21)	(0.23)

Net asset value, end of period	$9.31	$9.55

Total Return (b)	(0.26%)	(4.97	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$975	$648
Ratio of expenses to average net assets before waiver and reimbursement (d)	2.30%	2.32	% (e)
Ratio of expenses to average net assets after waiver and reimbursement (d)	1.91%	1.97	% (e)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.84%	4.05	% (e)
Ratio of net investment income to average net assets after waiver and reimbursement	4.23%	4.39	% (e)
Portfolio turnover rate	50.63%	100.93	% (c)

(a)	Class commenced operations on August 4, 2015.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized.
(d)	Ratios excluding interest expense are below:

	For the Period Ended July 31, 2016 (Unaudited)	For the Period Ended January 31, 2016 (a)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	2.24%	2.19	% (e)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.85%	1.85	% (e)

(e)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$9.56	$10.14	$10.00

Income from investment operations:
Net investment income	0.25	0.46	0.13	(b)
Net realized and unrealized gain (loss) on investments	(0.24)	(0.57)	0.08

Total from investment operations	0.01	(0.11)	0.21

Less distributions to shareholders:
From net investment income	(0.25)	(0.47)	(0.07)

Total Distributions	(0.25)	(0.47)	(0.07)

Net asset value, end of period	$9.32	$9.56	$10.14

Total Return	0.27%	(1.11%)	2.03	% (c)(d)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$207,893	$298,244	$1,142
Ratio of expenses to average net assets before waiver and reimbursement (e)	1.32%	1.26%	174.34	% (f)
Ratio of expenses to average net assets after waiver and reimbursement (e)	0.93%	0.97%	0.99	% (f)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.90%	4.81%	(167.87	%) (f)
Ratio of net investment income to average net assets after waiver and reimbursement	5.29%	5.10%	5.48	% (f)
Portfolio turnover rate	50.63%	100.93%	6.41	% (c)

(a)	Class commenced operations on November 3, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not Annualized.
(d)	Total Return was calculated using the traded NAV.
(e)	Ratios excluding interest expense are below:

	For the Period Ended July 31, 2016 (Unaudited)	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.24%	1.14%	174.34	% (f)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	0.85%	0.85%	0.99	% (f)

(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2016 (a) (Unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Period Ended March 31, 2013 (b)
Selected Per Share Data:
Net asset value, beginning of period	$10.80	$11.73	$12.34	$12.43	$12.26

Income from investment operations:
Net investment income	0.24	0.64	0.63	0.66	0.49	(c)
Net realized and unrealized gain (loss) on investments	0.63	(0.94)	(0.46)	0.18	0.35

Total from investment operations	0.87	(0.30)	0.17	0.84	0.84

Less distributions to shareholders:
From net investment income	(0.20)	(0.63)	(0.62)	(0.69)	(0.48)
From net realized gain	–	–	(0.16)	(0.24)	(0.19)

Total Distributions	(0.20)	(0.63)	(0.78)	(0.93)	(0.67)

Net asset value, end of period	$11.47	$10.80	$11.73	$12.34	$12.43

Total Return (d)	8.16%	(2.57%)	1.46%	7.07%	7.01	% (e)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$679	$705	$2,273	$82	$11
Ratio of expenses to average net assets before waiver and reimbursement	1.44%	1.11%	1.11%	1.00%	1.03	% (f)
Ratio of expenses to average net assets after waiver and reimbursement	0.90%	0.90%	0.90%	0.90%	0.90	% (f)
Ratio of net investment income to average net assets before waiver and reimbursement	5.83%	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets after waiver and reimbursement	6.37%	5.62%	5.29%	5.33%	5.90	% (f)
Portfolio turnover rate	11.16%	35.45%	33.69%	28.71%	32.74	% (e)

(a)	For the stub period April 1, 2016 to July 31, 2016. See Note 1 to the Financial Statements.
(b)	Class commenced operations on July 31, 2012.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return does not include the effects of sales charges.
(e)	Not Annualized.
(f)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak High Yield Opportunities Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended July 31, 2016 (a) (Unaudited)	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	For the Year Ended March 31, 2012
Selected Per Share Data:
Net asset value, beginning of period	$10.77	$11.71	$12.32	$12.43	$12.12	$12.06

Income from investment operations:
Net investment income	0.24	0.67 (b)	0.67 (b)	0.72	0.76	0.78
Net realized and unrealized gain (loss) on investments	0.64	(0.94)	(0.46)	0.13	0.50	0.12

Total from investment operations	0.88	(0.27)	0.21	0.85	1.26	0.90

Less distributions to shareholders:
From net investment income	(0.21)	(0.67)	(0.66)	(0.72)	(0.75)	(0.78)
From net realized gain	–	–	(0.16)	(0.24)	(0.20)	(0.06)

Total Distributions	(0.21)	(0.67)	(0.82)	(0.96)	(0.95)	(0.84)

Net asset value, end of period	$11.44	$10.77	$11.71	$12.32	$12.43	$12.12

Total Return (c)	8.27%	(2.30%)	1.78%	7.16%	10.74%	7.81%

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$39,422	$37,538	$52,560	$47,218	$42,690	$37,791
Ratio of expenses to average net assets before waiver and reimbursement	1.17%	0.74%	0.73%	0.75%	0.78%	0.73%
Ratio of expenses to average net assets after waiver and reimbursement	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets before waiver and reimbursement	6.04%	N/A	N/A	N/A	N/A	N/A
Ratio of net investment income to average net assets after waiver and reimbursement	6.56%	5.94%	5.51%	5.85%	6.14%	6.55%
Portfolio turnover rate	11.16%	34.45%	33.69%	28.71%	32.74%	42.05%

(a)	For the stub period April 1, 2016 to July 31, 2016. See Note 1 to the Financial Statements.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not include the effects of sales charges.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds

Notes to the Financial Statements (Unaudited)

July 31, 2016

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014 and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended. The Trust consists of three series, Angel Oak Flexible Income Fund, Angel Oak Multi-Strategy Income Fund, and Angel Oak High Yield Opportunities Fund (the “Funds”). The Funds offer three classes of shares to investors, Class A shares, Class C shares, and Institutional shares. Class A shares charge a 2.25% front-end sales charge and a 0.25% 12b-1 fee. Class C shares charge a 1.00% deferred sales charge on shares redeemed within one year of purchase and a 1.00% 12b-1 fee, and Institutional shares do not charge front-end or back-end sales charges and no 12b-1 fees. The Angel Oak Flexible Income Fund commenced operations on November 3, 2014, the Angel Oak Multi-Strategy Income Fund commenced operations on August 16, 2012 and the Angel Oak High Yield Opportunities Fund commenced operations on March 31, 2009. There are an unlimited number of authorized shares in each Class. The investment objective of the Flexible Income Fund is to seek current income with a secondary objective of total return. The investment objective of the Multi-Strategy Income Fund is current income. The investment objective of High Yield Opportunities Fund is to earn a high level of current income with a secondary objective of capital appreciation. The Flexible Income Fund is a non-diversified series of the Trust and both the Multi-Strategy Income Fund and High Yield Opportunities Fund are diversified series of the Trust.

The Multi-Strategy Income Fund is the successor in interest to a fund (the “Predecessor Fund”) having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by the Multi-Strategy Income Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”). On March 26, 2015, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Multi-Strategy Income Fund, and effective as of the close of business on April 10, 2015, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Multi-Strategy Income Fund. Costs incurred by the Multi-Strategy Income Fund in connection with the reorganization were paid by the Adviser. The Predecessor Fund ceased offering its C Class shares and converted them into Class A shares effective as of the close of business on April 2, 2015.

The Angel Oak High Yield Opportunities Fund is the successor in interest to Rainier High Yield Fund (the “Predecessor High Yield Fund”), which had the same investment objective and was included as a series of another investment company, Rainier Investment Management Mutual Funds, and that was advised by Rainier Investment Management, LLC. On April 15, 2016, the shareholders of the Predecessor High Yield Fund approved the reorganization of the Original Shares and Institutional Shares of the Predecessor High Yield Fund with and into the Class A shares and Institutional Class shares of the Angel Oak High Yield Opportunities Fund, and effective as of the close of business on April 15, 2016, the assets and liabilities of the Predecessor High Yield Fund were transferred to the Trust in exchange for shares of the Angel Oak High Yield Opportunities Fund. Costs incurred by the the Angel Oak High Yield Opportunities Fund in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor High Yield Fund was March 31, 2016. In connection with the reorganization, the fiscal year end of the Angel Oak High Yield Opportunities Fund is January 31, 2017.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation and fair value measurements – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last sale price at the close of that exchange. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board. All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Exchange traded options are valued at the composite mean price. Option contracts on securities, currencies and other financial instruments traded in the OTC market with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports periodically to the Board. The Valuation

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2016:

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$353,294,513	$–	$353,294,513
Collateralized Debt Obligations	–	20,608,530	–	20,608,530
Collateralized Loan Obligations	–	431,651,079	–	431,651,079
Collateralized Mortgage Obligations	–	2,935,582,279	5,333,300	2,940,915,579
Corporate Obligations	–	234,255,542	5,190,000	239,445,542
Investment Companies	4,995,633	–	–	4,995,633
Mortgage-Backed Securities – U.S. Government Agency Issues	–	203,048,647	–	203,048,647
Preferred Stocks	3,488,160	–	–	3,488,160
Purchased Options	2,217,675	–	–	2,217,675
Short Term Investments	405,025,888	–	–	405,025,888
Total	$415,727,356	$4,178,440,590	$10,523,300	$4,604,691,246
Other Financial Instruments
Credit Default Swaps*	$–	$493,317	$–	$493,317
Futures Contracts*	(36,550,327)	–	–	(36,550,327)
Reverse Repurchase Agreements	–	(18,922,000)	–	(18,922,000)
Total	$(36,550,327)	$(18,428,683)	$–	$(54,979,010)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. Transfers between levels are recognized at the end of the reporting period. Below is a reconciliation that details the transfer of securities between Level 2 and Level 3 in the Multi-Strategy Income Fund during the reporting period.

Transfers into Level 2	$–
Transfers out of Level 2	10,523,300
Net Transfers out of Level 2	$10,523,300

Transfers into Level 3	$10,523,300
Transfers out of Level 3	–
Net Transfers into Level 3	$10,523,300

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Multi-Strategy Income Fund	Balance as of 01/31/2016	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2016	Net Change in Unrealized Depreciation on securities held at 07/31/2016
Corporate Obligations	$–	$–	$–	$–	$–	$–	$10,523,300	$–	$10,523,300	$(3,016,068)

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Angel Oak Multi-Strategy Income Fund	Fair Value as of 07/31/2016	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Corporate Obligations	$5,190,000	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$84.88 - $99.00	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.
Collateralized Mortgage Obligations	$4,758,600	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$60.00 - $88.86	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.
Collateralized Mortgage Obligations	$574,700	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$50.50 - $95.98	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.

Flexible Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$17,512	$–	$17,512
Collateralized Debt Obligations	–	10,442,955	–	10,442,955
Collateralized Loan Obligations	–	89,990,540	–	89,990,540
Collateralized Mortgage Obligations	–	24,158,719	–	24,158,719
Corporate Obligations	–	69,704,332	12,975,000	82,679,332
Mortgage-Backed Securities – U.S. Government Agency Issues	–	475,490	–	475,490
Purchased Options	200,325	–	–	200,325
Short Term Investments	10,491,227	–	–	10,491,227
Total	$10,691,552	$194,789,548	$12,975,000	$218,456,100
Other Financial Instruments
Futures Contracts*	$(212,643)	$–	$–	$(212,643)
Total	$(212,643)	$–	$–	$(212,643)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. Transfers between levels are recognized at the end of the reporting period. Below is a reconciliation that details the transfer of securities between Level 2 and Level 3 in the Flexible Income Fund during the reporting period.

Transfers into Level 2	$–
Transfers out of Level 2	12,975,000
Net Transfers out of Level 2	$12,975,000

Transfers into Level 3	$12,975,000
Transfers out of Level 3	–
Net Transfers into Level 3	$12,975,000

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Angel Oak Flexible Income Fund	Balance as of 01/31/2016	Accrued Discounts/ Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Depreciation	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 07/31/2016	Net Change in Unrealized Depreciation on securities held at 07/31/2016
Corporate Obligations	$–	$–	$–	$–	$–	$–	$12,975,000	$–	$12,975,000	$(1,875,000)

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

Angel Oak Flexible Income Fund	Fair Value as of 07/31/2016	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Corporate Obligations	$12,975,000	Consensus Pricing	Assumptions on Default Rates, Conditional Prepayment Rates, Loss Severity, Expected Yield to Maturity	$84.88 - $99.00	Significant changes in the default rate, conditional prepayment rate, loss severity and expected yield-to-maturity assumptions would result in direct and proportional changes in the fair value of this security.

High Yield Opportunities Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$44,745	$–	$–	$44,745
Corporate Obligations	–	34,263,408	–	34,263,408
Investment Companies	999,297	–	–	999,297
Short Term Investments	5,464,933	–	–	5,464,933
Total	$6,508,975	$34,263,408	$–	$40,772,383

See the Schedule of Investments for further disaggregation of investment categories. During the period ended July 31, 2016, the High Yield Opportunities Fund did not recognize any transfers to or from Levels 1, 2 or 3. Transfers between levels are recognized at the end of the reporting period.

Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the period ended July 31, 2016, the Funds did not incur any interest or penalties.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each security’s estimated life. Dividend income and corporate transactions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Expenses – Expenses incurred by the Trust that do not relate to a specific Fund are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each Fund.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Dividends and Distributions – Distributions from each Fund’s net investment income are accrued daily and typically paid monthly. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the period ended January 31, 2016, certain differences were reclassified. These differences were primarily related to paydown losses and swap interest; the amounts did not affect net assets. The reclassifications were as follows:

	Paid-in capital	Accumulated net investment income (loss)	Accumulated net realized gain (loss) from investment transactions
Flexible Income Fund	$–	$338,217	$(338,217)
Multi-Strategy Income Fund	$(1)	$40,600,366	$(40,600,365)
High Yield Opportunities Fund	$–	$(1,198)	$1,198

Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Repurchase Agreements – Repurchase agreements are transactions by which the Funds purchase a security and simultaneously commit to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which in unrelated to the coupon rate or the date of maturity of the purchased security. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the Funds will seek to liquidate the collateral. The exercise of the Funds’ right to liquidate such collateral could involve certain costs or delays, and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements.

Secured Borrowings

The Funds have adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Multi-Strategy Income Fund
Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Mortgage Obligations	$–	$18,922,000	$–	$–	$18,922,000
Total	$–	$18,922,000	$–	$–	$18,922,000
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$18,922,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

Mortgage-Backed and Asset-Backed Securities Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”). If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Funds may invest could negatively impact the value of the Funds’ investments. To the extent the Funds focus their investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Funds may be more susceptible to risk factors affecting such types of securities.

Preferred Stocks – The Funds may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. The fundamental risk of investing in preferred stock is the risk that the value of the stock might decrease.

Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 3 for information on futures contract activity during the period ended July 31, 2016.

Options – A Fund may purchase call and put options on specific securities, and may write and sell covered or uncovered call and put options for hedging purposes in pursuing its investment objectives. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option for American options or only at expiration for European options. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price, typically at any time prior to the expiration of the option. A covered call option is a call option with respect to which the seller of the option owns the underlying security. The sale of such an option exposes the seller during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security that might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option is a put option with respect to which cash or liquid securities have been placed in a segregated account on the books of a Fund or with a custodian to fulfill the obligation undertaken. The sale of such an option exposes the seller during the term of the option to a decline in price of the underlying security while depriving the seller of the opportunity to invest the segregated assets.

A Fund may close out a position when writing options by purchasing an option on the same underlying security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the applicable Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option. See Note 3 for information on option activity during the period ended July 31, 2016.

Swaps – The Funds may enter into swap contracts to hedge various investments for risk management or to pursue their investment objective. The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps, options on foregoing swaps, and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Swap agreements are valued by a pricing service and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. See Note 3 for information on swap activity during the period ended July 31, 2016.

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Assets
Options	Equity	Investments, at Value	$2,217,675
Swaps	Credit Contracts	Appreciation on Swap Agreements	$493,317

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Liabilities
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$1,575,290

The effect of derivative instruments on the Statement of Operations for the period ended July 31, 2016:

Derivatives	Type of Derivative Risk	Location of Gain/(Loss) on Derivatives in Income	Realized Gain/(Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized loss on futures contracts	$(36,583,019)
Options	Equity	Net realized loss on investments	$(8,230,411)
Swaps	Credit Contracts	Net realized gain on swap agreements	$940,341

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 3. DERIVATIVE TRANSACTIONS

Derivatives	Type of Derivative Risk	Location of Gain on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation on futures contracts	$13,643,232
Options	Equity	Net change in unrealized appreciation on investments	$(2,177,637)
Swaps	Credit Contracts	Net change in unrealized appreciation on swap agreements	$692,078

The average monthly notional value of long and short futures contracts during the period ended July 31, 2016 was $625,059,664 and ($485,743,400), respectively. The average monthly market value of purchased options during the period ended July 31, 2016 was $3,146,763. The average monthly notional value of long and short swap agreements during the period ended July 31, 2016 was $20,000,000 and ($4,285,714), respectively.

Flexible Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Assets
Options	Equity	Investments, at Value	$200,325

Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Liabilities
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$65,625

The effect of derivative instruments on the Statements of Operations for the period ended July 31, 2016:

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Realized Loss on Derivatives
Futures Contracts	Interest Rate	Net realized loss on futures contracts	$(1,182,372)
Options	Equity	Net realized loss on investments	$35,536

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized appreciation on futures contracts	$688,704
Options	Equity	Net change in unrealized appreciation on investments	$(410,254)

The average monthly notional value of long and short futures contracts during the period ended July 31, 2016 was $8,694,689 and ($13,021,071), respectively. The average monthly market value of purchased options during the period ended July 31, 2016 was $281,970.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of July 31, 2016.

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$1,575,290	$–	$1,575,290	$–	$1,575,290	$–
Reverse Repurchase Agreements	18,922,000	–	18,922,000	18,922,000	–	–
	$21,206,290	$–	$21,206,290	$18,922,000	$2,284,290	$–

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Swap Agreements	$493,317	$–	$493,317	$–	$–	$493,317

Flexible Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$65,625	$–	$65,625	$–	$65,625	$–

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of July 31, 2016, the Funds were not subject to any netting agreements.

Under the terms of the management agreement, on behalf of the Funds’ (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. Effective April 10, 2015, as compensation for its management services, Multi-Strategy Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89% of the average daily net assets of the Fund. Prior to this, as compensation for its management services, Predecessor Multi-Strategy Income Fund was obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund on the first $200 million in assets, 1.25% for the next $300 million in assets and 1.00% for any assets in excess of $500 million. Effective February 1, 2015, as compensation for its management services, Flexible Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89% of the average daily net assets of the Funds. Effective April 15, 2016, as compensation for its management services, High Yield Opportunities Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.55% of the average daily net assets of the Funds.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

The Adviser contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2017, so that the Total Annual Fund Operating Expenses does not exceed 0.99% and 0.85% respectively. The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the High Yield Opportunities Fund until May 31, 2018, so that the Total Annual Fund Operating Expenses does not exceed 0.65%. These operating expense limitations do not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”).

The waivers and/or reimbursements by the Adviser with respect to the Funds are subject to repayment by the Funds within three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above. During the period ended July 31, 2016, Multi-Strategy Income Fund repaid $598,192 of previously waived expenses to the Adviser. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at July 31, 2016 are as follows.

	Recoverable through January 31, 2017	Recoverable through January 31, 2018	Recoverable through January 31, 2019	Recoverable through January 31, 2020
Multi-Strategy Income Fund	$3,271,607	$4,750,559	$1,118,919	N/A
Flexible Income Fund	N/A	$131,604	$860,519	$420,835
High Yield Opportunities Fund	N/A	N/A	N/A	$64,294

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A and Class C shares. The Distribution Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and an annual rate of up to 1.00% of the average daily net assets of Class C shares. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities or shareholder servicing activities. For the period ended July 31, 2016, Multi-Strategy Income Fund, Flexible Income Fund, and High Yield Opportunities Fund incurred distribution fees of $650,378, $16,769 and $566, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountants and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodians; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. Both the Administrator and Custodian are affiliates of the Distributor.

NOTE 5. SECURITIZATION TRANSACTION

On November 5, 2015, the Flexible Income Fund and the Multi-Strategy Income Fund participated in the offering of the Financial Institution Note Securitization 2015-1, LTD (FINS 2015-1). As part of the offering, Flexible Income Fund purchased $7,673,000 of Class A notes, $3,725,000 of Class C notes and 6,666,666 preferred shares and Multi-Strategy Income Fund purchased $12,927,000 of Class A notes, $6,275,000 of Class C notes and 11,231,000 preferred shares of FINS 2015-1. The Adviser has been named as the collateral surveillance and analysis provider of FINS 2015-1. The collateral manager may consult with the collateral surveillance and analysis provider prior to making certain decisions; however, the collateral manager will not be required to follow any position taken by or recommendation made by the collateral surveillance and analysis provider in any such consultation.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 5. SECURITIZATION TRANSACTION – (continued)

NOTE 6. INVESTMENT TRANSACTIONS

For the period ended July 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
Flexible Income Fund	$108,814,610	$220,145,142
Multi-Strategy Income Fund	$988,158,565	$1,781,604,650
High Yield Opportunities Fund	$4,057,212	$9,309,832

During the period ended July 31, 2016, the Multi-Strategy Income Fund and Flexible Income Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities and cash eligible for investment by each Fund as consideration for each Fund’s shares issued at a value of $95,787,719 and $10,366,250, respectively. During the period ended July 31, 2016, the Multi-Strategy Income Fund and Flexible Income Fund delivered, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities and cash eligible for investment by each Fund as consideration for each Fund’s shares issued at a value of $20,929,375 and $57,367,978, respectively.

For the period ended July 31, 2016, there were no long-term purchases or sales of U.S. Government securities for the Funds.

NOTE 7. TRANSACTIONS WITH AFFILIATES

The Funds’ transactions with affiliates represent holdings for which the respective Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Multi-Strategy Income Fund had the following transactions during the period ended July 31, 2016, with affiliates:

	Share Activity				Period Ended July 31, 2016
Security Name	Balance January 31, 2016	Purchases	Sales	Balance July 31, 2016	Value	Dividends Credited to Income	Amount of Gain (Loss) realized on Sale of Shares
Angel Oak High Yield Opportunities Fund	–	436,681	–	436,681	$4,995,633	$3,315	$(4,367)

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At July 31, 2016, Charles Schwab & Co. (“Schwab”) owned, as record shareholder, 73% of the outstanding shares of Flexible Income Fund. At July 31, 2016, UBS Wealth Management USA (“UBS”) owned, as record shareholder, 27% of the outstanding shares of Multi-Strategy Income Fund. It is not known whether Schwab, UBS, or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

The tax characterization of distributions paid for the period ended January 31, 2016 and January 31, 2015 were as follows:

	Flexible Income Fund		Multi-Strategy Income Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$15,108,750	$2,558	$297,742,255	$153,065,988
Net Long-Term Capital Gain	–	–	–	–
Total	$15,108,750	$2,558	$297,742,255	$153,065,988

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 9. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the period ended March 31, 2016 and March 31, 2015 were as follows:

	High Yield Opportunities Fund
	2016	2015
Distributions paid from:
Ordinary Income	$3,118,247	$3,009,861
Net Long-Term Capital Gain	–	628,986
Total	$3,118,247	$3,638,847

At January 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Flexible Income Fund	Multi-Strategy Income Fund
Tax Cost of Investments	$369,123,293	$5,326,542,146
Unrealized Appreciation	274,703	42,378,820
Unrealized Depreciation	(22,465,384)	(259,717,863)
Net Unrealized Depreciation	$(22,190,681)	$(217,339,043)
Undistributed Ordinary Income	294,975	14,447,599
Undistributed Long-Term Gain (Loss)	–	–
Distributable Earnings	$294,975	$14,447,599
Other Accumulated Gain (Loss)	(5,376,907)	(145,561,074)
Total Accumulated Gain (Loss)	$(27,272,613)	$(348,452,518)

At March 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

High Yield Opportunities Fund
Tax Cost of Investments	$45,559,779
Unrealized Appreciation	588,241
Unrealized Depreciation	(3,827,155)
Net Unrealized Depreciation	$(3,238,914)
Undistributed Ordinary Income	61,176
Undistributed Long-Term Gain (Loss)	–
Distributable Earnings	$61,176
Other Accumulated Gain (Loss)	(1,013,503)
Total Accumulated Gain (Loss)	$(4,191,241)

As of January 31, 2016, Flexible Income Fund and Multi-Strategy Income Fund had available for federal tax purposes an unused capital loss carryforward of $5,364,033 and $140,468,180, respectively, which is available for offset against future taxable net capital gains.

As of March 31, 2016, High Yield Opportunities Fund had available for federal tax purposes an unused capital loss carryforward of $787,535, which is available for offset against future table net capital gains.

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 9. FEDERAL TAX INFORMATION – (continued)

To the extent these carryforwards are used to offset futures gains, it is probable that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Flexible Income Fund	Multi-Strategy Income Fund	High Yield Opportunities Fund
No expiration short-term	$4,700,574	$75,323,019	$504,683
No expiration long-term	$663,459	$65,145,161	$282,672
Total	$5,364,033	$140,468,180	$787,535

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the first business day of the Funds’ following taxable year. For the tax period ended January 31, 2016, the Flexible Income Fund and Multi-Strategy Income Fund did not defer any post-October losses. For the tax period ended March 31, 2016, the High Yield Opportunities Fund, on a tax basis, deferred post-October losses of $153,418.

NOTE 10. CREDIT AGREEMENTS

In August 2015, Multi-Strategy Income Fund entered into a $375 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in August 2020. Under the Facility, interest is charged on floating rate loans based on the 3-month LIBOR rate plus 1.35% and is payable on the last day of each interest period, which was 2.25% as of July 31, 2016. For the period from February 1, 2016 to July 31, 2016, the average principal balance and interest rate was approximately $275,000,000 and 2.02%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees. These expenses, including the commitment fee, are included in the Interest & Commissions expense line item that is reflected in the Statements of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. As of July 31, 2016, the outstanding principal balance under the Facility was $275 million, which was outstanding since August 20, 2015 and was also the amount of the maximum loan outstanding during the period.

U.S. Bank, N.A. made available to Multi-Strategy Income Fund and Flexible Income Fund a $150,000,000 and $50,000,000, respectively unsecured credit facility, pursuant to a Loan Agreement effective August 5, 2015, expiring on June 8, 2016, for the purposes of having cash available to satisfy redemption requests. Principal is due twenty days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the one-month LIBOR rate plus 1.75%, which was 2.25% as of July 31, 2016. For the period from February 1, 2016 to June 8, 2016, the average principal balance and interest rate was $220,472 and 2.19%, respectively, for the Flexible Income Fund. The Multi-Strategy Income Fund did not borrow during this period. The maximum loan outstanding during the period for the Flexible Income Fund was $3,500,000 on February 21, 2016.

U.S. Bank, N.A. made available to the Predecessor High Yield Fund a $200,000,000 unsecured credit facility, pursuant to a Loan Agreement effective April 1, 2016, expiring on April 15, 2016, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. Under the credit facility, the interest rate paid by the Predecessor High Yield Fund on outstanding borrowings is equal to the prime rate, which was 3  1/2% as of July 31, 2016. For the period from April 1, 2016 to April 15, 2016, the average principal balance and interest rate was $13,586 and 3.50%. The maximum loan outstanding during the period for the Predecessor High Yield Fund was $230,000 on April 4, 2016.

U.S. Bank, N.A. has made available to the Multi-Strategy Income Fund, Flexible Income Fund and High Yield Opportunities Fund a $200,000,000 unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective June 8, 2016, expiring on May 25, 2017, for the purposes of having cash available to satisfy redemption requests. Principal is due twenty days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to the one-month LIBOR rate plus 1.75%, which was 2.25% as of July 31, 2016. For the period from June 8, 2016 to July 31, 2016, the average principal balance and interest rate was $3,889 and 2.25%, respectively, for the High Yield Opportunities Fund. The Flexible Income Fund and the Multi-Strategy Income Fund did not borrow during this period. The maximum loan

Angel Oak Funds

Notes to the Financial Statements - (Unaudited) (continued)

July 31, 2016

NOTE 10. CREDIT AGREEMENTS – (continued)

outstanding during the period for the High Yield Opportunities Fund was $35,000 on July 6, 2016. As of July 31, 2016, the Funds had no outstanding borrowings under this agreement.

NOTE 11. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the tax year ended January 31, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%.

For the taxable year ended January 31, 2016, the Flexible Income Fund and Multi-Strategy Income Fund paid qualified dividend income of 0.00% and 0.07%, respectively. For the taxable year ended March 31, 2016, the High Yield Opportunities Fund paid qualified dividend income of 0.00%.

For the taxable year ended January 31, 2016, the percentage of ordinary income dividends paid by the Flexible Income Fund and Multi-Strategy Income Fund that qualifies for the dividends received deduction available to corporations was 0.00% and 0.07%, respectively. For the taxable year ended March 31, 2016, the percentage of ordinary income dividends paid by the High Yield Opportunities Fund that qualified for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended January 31, 2016, the Flexible Income Fund and Multi-Strategy Income Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c). For the taxable year ended March 31, 2016, the High Yield Opportunities Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

For the taxable year ended January 31, 2016, the Flexible Income Fund and Multi-Strategy Income Fund the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 83.36% and 78.72%, respectively. For the taxable year ended March 31, 2016, the High Yield Opportunities Fund the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue 871(k)1(c) was 0.00%.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the website of the SEC at http://www.sec.gov.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Special Meeting of Shareholders

On March 16, 2016, a special meeting of the shareholders of the Flexible Income Fund was held at the offices of the Trust for the purpose of approving an amendment to the Fund’s fundamental investment policy regarding concentration of investments to require the Fund, under normal circumstances, to invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials.

Below are the voting results from the special meeting of the Trust (Unaudited):

	For	Against	Abstain
Amendment to the Flexible Income Fund’s fundamental investment policy	15,172,974	7,434	9,273

5. Statement Regarding the Basis for Approval of Investment Advisory Agreement

Pursuant to Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), at the in-person meeting held on January 13, 2016 (the “Meeting”), the Board of Trustees (the “Board”) of Angel Oak Funds Trust (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Investment Advisory Agreement” or the “Agreement”) between the Trust, on behalf of the Angel Oak High Yield Opportunities Fund (the “Fund”), and Angel Oak Capital Advisors, LLC (the “Adviser” or

“Angel Oak”) for an initial two year period. The Fund is the successor to the Rainier High Yield Fund, a series of Rainier Investment Management Mutual Funds, which was reorganized into the Fund on April 15, 2016 (the “Predecessor Fund”).

The relevant provisions of the 1940 Act specifically provide that it is the duty of the Board to request and evaluate such information as the Board determines is necessary to allow it to properly consider the adoption of the Agreement, and it is the duty of the Adviser to furnish the Trustees with information that is responsive to their request. Accordingly, in determining whether to adopt the Investment Advisory Agreement between the Adviser and the Trust with respect to the Fund, the Board requested, and the Adviser provided, information and data relevant to the Board’s consideration. This included materials prepared by the Adviser and by the Fund’s administrator that provided the Board with information regarding the estimated fees and expenses of the Fund, as compared to other similar mutual funds.

Following their review and consideration, the Trustees determined that the Investment Advisory Agreement with respect to the Fund would enable shareholders of the Fund to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its shareholders. Accordingly, the Board, including those Trustees who are not considered to be “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), unanimously approved the adoption of the Investment Advisory Agreement. In reaching their decision, the Trustees requested and obtained from the Adviser such information as they deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Trustees also carefully considered the comparative fee and expense information prepared by the Adviser. In considering the Investment Advisory Agreement with respect to the Fund, the Trustees evaluated a number of factors that they believed, in light of their reasonable business judgment, to be relevant. They based their decision on the following considerations, among others, although they did not identify any one specific consideration or any particular information that was controlling of their decision:

The nature, extent and quality of the advisory services to be provided. The Trustees concluded that Angel Oak is capable of providing high quality services to the Fund, as indicated by the nature and quality of services provided in the past to other mutual funds managed by Angel Oak, Angel Oak’s management capabilities demonstrated with respect to such funds, the professional qualifications and experience of each of the portfolio managers of the Fund (each of whom had previously managed the Predecessor Fund), Angel Oak’s investment and management oversight processes, and the competitive investment performance of the Predecessor Fund. In this regard, the Trustees considered that each of the portfolio managers of the Fund had managed the Predecessor Fund since its inception prior to becoming employees of Angel Oak, that the Fund is expected to be managed in a manner that is substantially similar to the manner in which the Predecessor Fund was managed, and that the Fund has an investment objective and investment strategies that are substantially similar to those of the Predecessor Fund. The Trustees also determined that Angel Oak proposed to provide investment advisory services that were of the same quality as services provided to other mutual funds for which Angel Oak serves as investment adviser, and that these services are appropriate in scope and extent in light of the Fund’s proposed operations, the competitive landscape of the investment company business and investor needs. On the basis of the Trustees’ assessment of the nature, extent and quality of the advisory services to be provided by Angel Oak, the Trustees concluded that Angel Oak is capable of generating a level of long-term investment performance that is appropriate in light of the Fund’s investment objective, policies and strategies and competitive with many other comparable investment companies.

The past performance of the Fund. The Board considered the past performance of the Predecessor Fund based on materials provided by Angel Oak and independent information obtained from Morningstar. The Board noted that the Predecessor Fund had received a four-star rating from Morningstar. The Trustees further noted that the Predecessor Fund’s Institutional Shares had: (i) outperformed the average performance of funds in the Morningstar High Yield category and ranked in the 11th, 23rd, and 18th percentiles for the 1-, 3-, and 5-year periods, respectively, ended November 30, 2015; (ii) outperformed the Predecessor Fund’s benchmark index, the BAML US High Yield Index, for the 1-, 3-, and 5-year periods ended November 30, 2015 and underperformed for the period since the Predecessor Fund’s inception; and (iii) outperformed the Predecessor Fund’s secondary index, the BAML US High Yield BB-B Rated Index, for the 1- and 3-year periods ended November 30, 2015 and unperformed for the 5-year period ended November 30, 2015 and for the period since the Predecessor Fund’s inception. The Board noted that the performance reflected positively on the portfolio managers’ experience and ability to successfully implement the Fund’s strategies.

The cost of advisory services to be provided and the expected level of profitability. The Board considered the projected expense ratio of the Fund and noted that it is lower than the average expense ratio for the other mutual funds advised by the Adviser. The Trustees also noted that Angel Oak had proposed a contractual commitment for the benefit of shareholders of the Fund to limit the Fund’s operating expenses to the same level to which the Predecessor Fund’s operating expenses had been limited, which would remain in effect through May 31, 2018. The Trustees also considered that the Fund’s shareholders would have considered the Fund’s proposed total operating expenses when they voted to approve the Predecessor Fund’s reorganization with and into the Fund.

The Board also reviewed the fees that Angel Oak charges its other clients for discretionary portfolio management services, noting that the firm has a variety of account types with different fee arrangements for strategies that were different from the strategy of the Fund and, thus, were not comparable. The Board also took into account the unique management requirements involved in managing a registered investment company as opposed to other types of client accounts.

The Board also focused on Angel Oak’s projected level of profitability with respect to the Fund, and noted that Angel Oak’s expected level of profitability was acceptable and not unreasonable. Accordingly, on the basis of the Board’s review of the fees to be charged by Angel Oak for investment advisory services, the investment advisory and other services to be provided to the Fund by Angel Oak, and the estimated level of profitability from Angel Oak’s relationship with the Fund, the Board concluded that the level of investment advisory fees and Angel Oak’s projected profitability are appropriate in light of the advisory fee and overall expense ratio of comparable investment companies.

The extent to which economies of scale may be realized as the Fund grows and whether the advisory fees reflect possible economies of scale. While it was noted that the Fund’s investment advisory fee will not decrease as the Fund’s assets grow because it will not be subject to investment advisory fee breakpoints, the Trustees concluded that the Fund’s investment advisory fee is appropriate in light of the projected size of the Fund, and appropriately reflects the current economic environment for Angel Oak and the competitive nature of the mutual fund market. The Trustees then noted that they will have the opportunity to periodically re-examine whether the Fund has achieved economies of scale and the appropriateness of investment advisory fees payable to Angel Oak with respect to the Fund in the future, at which time the implementation of fee breakpoints for the Fund could be considered.

Benefits to Angel Oak from its relationship with the Fund (and any corresponding benefits to the Fund). The Trustees concluded that other benefits that will be derived by Angel Oak from its relationship with the Fund are reasonable and fair and consistent with industry practice and the best interests of the Fund and its shareholders.

Other Considerations. In approving the Investment Advisory Agreement, the Trustees determined that Angel Oak has made a substantial commitment to the recruitment and retention of high quality personnel, and maintains the financial, compliance and operational resources reasonably necessary to manage the Fund in a professional manner that is consistent with the best interests of the Fund and its shareholders. The Trustees also concluded that Angel Oak has made a significant entrepreneurial commitment to the management and success of the Fund, which entails a substantial financial and professional commitment, including the Operating Expense Limitation Agreement under which Angel Oak has undertaken to waive a portion of its fees to the benefit of Fund shareholders to the extent necessary in accordance with the terms of the Operating Expense Limitation Agreement. The Board also considered matters with respect to the brokerage practices of Angel Oak, including its best-execution procedures, and noted that these were reasonable and consistent with standard industry practice.

Following further discussion and the consideration of questions raised by the Independent Trustees, the Trustees determined that they had received sufficient information relating to the Fund to consider the approval of the Investment Advisory Agreement. It was noted that in making their determinations, the Trustees had considered and relied upon the materials provided to them for use at the Meeting with respect to the proposed contract and the presentation of the representatives of Angel Oak. In reaching their conclusion with respect to the approval of the Investment Advisory Agreement and the level of fees to be paid under the Agreement, the Trustees did not identify any one single factor as being controlling, rather, the Trustees took note of a combination of factors that had influenced their decision making process. They noted the level and quality of investment advisory services provided by the portfolio managers to the Predecessor Fund and by Angel Oak to other mutual funds it manages, and they found that these services will benefit the Fund and its shareholders and also reflected management’s overall commitment to the growth and development of the Fund.

6. Compensation of Trustees

During the fiscal year, each Trustee who is not an “interested person” of the Trust (i.e., an “Independent Trustee”) received an annual retainer of $30,000, paid quarterly as well as $7,500 for attending each regularly scheduled meeting in person. Independent Trustees are permitted reimbursement for out-of-pocket expenses incurred in connection with attendance at meetings.

7. Trustees and Officers

The business of each Fund is managed under the direction of the Board. The Board formulates the general policies of the Funds and meets periodically to review the Funds’ performance, monitor investment activities and practices, and discuss other matters affecting the Funds. The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The address of each Trustee and Officer of the Trust is c/o Angel Oak Capital Advisors, LLC, One Buckhead Plaza, 3060 Peachtree Road NW, Suite 500, Atlanta, GA 30305. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-751-4324.

Name and year of birth	Position with the Trust and tenure	Funds in complex overseen by Trustee	Principle occupation(s) during the past five years	Other directorships held during the past five years
Independent Trustees of the Trust(1)
Ira P. Cohen 1959	Independent Trustee, since 2014; indefinite term	3	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Real Estate Fund (since April 2014)(1 portfolio).
Alvin R. Albe, Jr. 1953	Independent Trustee, since 2014; indefinite term	3	Retired; Senior Advisor, The TCW Group, Inc. (asset manager), (2008 – 2013).	Director, Syntroleum Corporation (renewable energy firm) (1988-2014).
Keith M. Schappert 1951	Independent Trustee, since 2014; indefinite term	3	President, Schappert Consulting LLC (investment industry consulting) (since 2008).	Trustee, Mirae Asset Discovery Funds (since 2010) (6 portfolios); Trustee, Metropolitan Series Fund, Inc. (since 2009) (30 portfolios); Trustee, Met Investors Series Trust (since 2012) (45 portfolios); Director, The Commonfund (investment management) (since 2012); Director, Calamos Asset Management, Inc. (investment management) (since 2012); Director of Trilogy Global Advisors (investment management) (2009 – 2011)
Interested Trustee of the Trust:
Sreeniwas (Sreeni) V. Prabhu 1974	InterestedTrustee and Chairman, since April 2015; indefinite term	3	Chief Investment Officer, Portfolio Manager, Co-Founder, Angel Oak Capital Advisors, LLC (since 2009)	None.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and year of birth	Position within Trust	Term of office and length of time served	Principle occupation(s) during past five years
Officers of the Trust
Dory S. Black, Esq. 1975	President	Since 2015; indefinite term	General Counsel, Angel Oak (since 2014); General Counsel, EARNEST Partners, LLC (investment management firm) (2014); Vice-President and Assistant General Counsel, GE Asset Management Incorporated (2004 – 2014).
Erlend Bo 1964	Vice President	Since 2015; indefinite term	Managing Director, Angel Oak (since 2014); Managing Director, TCW Investment Management Company (1998 – 2012).
R. Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Compliance Manager, Invesco Advisers, Ltd. (2013-2015); Compliance Officer, Macquarie Group (2013); Chief Compliance Officer, Aspen Partners, Ltd. (2003-2013).
Lu Chang, CFA, FRM 1975	Secretary	Since 2015; indefinite term	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2014); Vice-President and Finance Manager, Wells Fargo Advisors, LLC (investment advisory firm) (2010 – 2014).
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Controller, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014 –2015); Associate, Goldman Sachs & Company, Inc. (2010 – 2014).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his/her successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his or her successor is duly elected and qualified.

ANGEL OAK FUNDS TRUST

Notice of Privacy Policy & Practices

Your privacy is important to us. We are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable to semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Angel Oak Funds Trust

By (Signature and Title)* /s/ Dory S. Black

                                          Dory S. Black, President (Principal Executive Officer)

Date  09/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Dory S. Black

                                          Dory S. Black, President (Principal Executive Officer)

Date  09/28/2016

By (Signature and Title)* /s/ Daniel Fazioli

                                          Daniel Fazioli, Treasurer (Principal Financial Officer)

Date  09/28/2016

*  Print the name and title of each signing officer under his or her signature